UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04700

The Gabelli Equity Trust Inc.

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (OMB) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli Equity Trust Inc.

Semiannual Report — June 30, 2026

To Our Stockholders,

For the six months ended June 30, 2026, the net asset value (NAV) total return of The Gabelli Equity Trust Inc. (the Fund) was 13.5%, compared with total returns of 10.2% and 9.8% for the Standard & Poor’s (S&P) 500 Index and the Dow Jones Industrial Average, respectively. The total return for the Fund’s publicly traded shares was (1.7)%. The Fund’s NAV per share was $5.94, while the price of the publicly traded shares closed at $5.66 on the New York Stock Exchange (NYSE). See page 3 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2026.

Investment Objective and Strategy (Unaudited)

The Fund’s primary investment objective is to achieve long term growth of capital by investing primarily in a portfolio of equity securities consisting of common stock, preferred stock, convertible or exchangeable securities, and warrants and rights to purchase such securities selected by the Investment Adviser. Income is a secondary investment objective. Under normal market conditions, the Fund will invest at least 80% of the value of its total assets in equity securities.

Performance Discussion (Unaudited)

Following a turbulent start to the year, the second quarter marked a return to stability across markets, the economy, and geopolitics. Stock markets staged a notable rebound of their own in 2Q, with the S&P 500 Index posting its best quarterly performance in six years following a negative first quarter return. This rebound was supported by improving economic fundamentals, expanding usage of AI technology, and a de-escalatory path for conflicts in the Middle East. Interestingly, following a particularly strong run for growth stocks over the last three years, value stocks widely outperformed in 2Q for a second consecutive quarter.

During the second quarter, the conflict between Iran and the United States was an on-again, off-again conflict. Ceasefires were declared, only to be broken, while negotiations kept going on. The conflict drove up energy prices as ships could not safely get out of the Persian Gulf. This, in turn, helped to keep the inflation rate above the Federal Reserve’s target rate of 2%. A new Fed Chairman, Kevin Warsh, was sworn in as Chairman during the quarter. Although Chairman Warsh was a proponent of lowering short-term interest rates during the nomination process, the persistent inflation rate of about 3% or more means rates are more likely to rise in the second half of the year, instead of fall. We strive to find stocks for (y)our Fund that trade at a discount to their Private Market Value and will thrive, regardless of the movement in short term interest rates.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Contributors to performance included Texas Instruments Inc. (2.5% of net assets as of June 30, 2026), Corning Inc., (1.5%), and Curtiss-Wright Corp. (3.0%).

Detractors from the portfolio included Rollins Inc., (1.0%), Mastercard Inc. (2.2%), and S&P Global Inc. (0.8%).

Thank you for your investment in The Gabelli Equity Trust.

We appreciate your confidence and trust.

The views expressed reflect the opinions of the Fund’s portfolio managers and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Comparative Results

Average Annual Returns through June 30, 2026 (a) (Unaudited)

	Six Months	1 Year	5 Year	10 Year	15 Year	20 Year	25 Year	30 Year	Since Inception (8/21/86)
The Gabelli Equity Trust Inc. (GAB)
NAV Total Return (b)	13.49%	23.65%	9.82%	12.28%	11.36%	10.07%	9.79%	10.29%	11.01%
Investment Total Return (c)	(1.70)	9.55	7.27	12.03	11.01	9.94	8.73	10.11	10.61
S&P 500 Index	10.21	22.32	13.41	15.51	14.36	11.39	9.55	10.36	11.22	(d)
Dow Jones Industrial Average	9.75	20.64	10.77	13.67	12.57	10.61	9.14	10.10	10.45	(d)

(a)	Performance returns for periods of less than one year are not annualized. Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund’s use of leverage may magnify the volatility of net asset value changes versus funds that do not employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli. com for performance information as of the most recent month end. The S&P 500 Index is an unmanaged indicator of stock market performance. The Dow Jones Industrial Average is an unmanaged index of 30 large capitalization stocks. Dividends are considered reinvested. You cannot invest directly in an index.
(b)	Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, adjustments for rights offerings, spin-offs, and taxes paid on undistributed long term capital gains and are net of expenses. Since inception return is based on an initial NAV of $9.34.
(c)	Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions, and adjustments for rights offerings, spin-offs, and taxes paid on undistributed long term capital gains. Since inception return is based on an initial offering price of $10.00.
(d)	From August 31, 1986, the date closest to the Fund’s inception for which data is available.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2026:

The Gabelli Equity Trust Inc.

Financial Services	13.8%
Equipment and Supplies	10.5%
Diversified Industrial	7.2%
Food and Beverage	7.0%
Entertainment	6.3%
U.S. Government Obligations	5.8%
Automotive: Parts and Accessories	5.1%
Aerospace and Defense	5.0%
Machinery	4.9%
Energy and Utilities	4.5%
Health Care	3.9%
Electronics	3.6%
Retail	3.1%
Business Services	3.1%
Aviation: Parts and Services	3.0%
Building and Construction	2.9%
Consumer Products	2.7%
Environmental Services	2.6%
Computer Software and Services	2.4%
Real Estate	2.0%
Communications Equipment	2.0%
Telecommunications	1.8%
Consumer Services	1.7%
Broadcasting	1.6%
Cable and Satellite	1.4%
Metals and Mining	1.2%
Transportation	1.1%
Specialty Chemicals	1.1%
Automotive	1.0%
Semiconductors	0.9%
Wireless Communications	0.7%
Hotels and Gaming	0.7%
Closed-End Funds	0.6%
Investment Companies	0.6%
Manufactured Housing and Recreational Vehicles	0.5%
Agriculture	0.4%
Publishing	0.3%
Industrials	0.0%*
Consumer Finance	0.0%*
Computer Hardware	0.0%*
Other Assets and Liabilities (Net)	(17.0)%
100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Equity Trust Inc.

Schedule of Investments — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 110.0%
	Financial Services — 13.8%
49,000	Aegon Ltd.	$275,133	$416,434
250	Affiliated Managers Group Inc.	38,704	84,600
9,395	Ally Financial Inc.	336,613	431,700
150,760	American Express Co.	16,632,231	50,994,570
170	Aon plc, Cl. A	59,775	56,387
8,500	Apollo Global Management Inc.	271,011	1,005,635
1,900	Axis Capital Holdings Ltd.	102,328	204,136
11,000	Banco Bilbao Vizcaya Argentaria SA	127,010	274,875
75,000	Banco Santander SA, ADR	545,875	1,035,000
36,000	Bank of America Corp.	1,383,353	2,051,280
15,000	Barclays plc	85,835	100,797
82	Berkshire Hathaway Inc., Cl. A†	242,276	61,405,700
3,650	Berkshire Hathaway Inc., Cl. B†	196,225	1,826,424
30,000	Blackstone Inc.	3,963,795	3,530,100
8,500,000	Bolsas y Mercados Argentinos SA	1,814,237	1,775,902
52,000	Bridgepoint Group plc	200,115	180,991
14,000	Cannae Holdings Inc.	201,182	201,600
3,190	Capital One Financial Corp.	588,430	639,978
200	Chubb Ltd.	61,679	68,148
8,500	Cipher Digital Inc.†	4,522	208,250
59,220	Citigroup Inc.	3,930,886	8,288,431
72,000	Cohen & Steers Inc.	4,637,516	5,482,080
5,375	Commerzbank AG	171,166	228,647
23,745	Credit Agricole SA	318,832	477,371
5,000	Cullen/Frost Bankers Inc.	361,440	772,600
281,100	Dah Sing Banking Group Ltd.	327,147	414,687
102,700	Dah Sing Financial Holdings Ltd.	298,986	493,933
45,200	Daiwa Securities Group Inc.	237,453	443,535
30,000	Deutsche Bank AG	221,322	1,012,800
55,000	DigitalBridge Group Inc.	527,486	867,900
61,200	E-L Financial Corp. Ltd.	481,555	731,423
3,000	EXOR NV	232,498	229,663
478	Farmers & Merchants Bank of Long Beach	2,425,850	4,297,215
8,726	First American Financial Corp.	507,241	598,516
367	First Citizens BancShares Inc., Cl. A	624,959	763,650
9,604,917	GAM Holding AG†	1,301,258	796,447
1,900	Hana Financial Group Inc.	142,505	140,541
8,000	ING Groep NV	144,791	252,926
Shares		Cost	Market Value
111,500	Interactive Brokers Group Inc., Cl. A	$2,059,421	$9,704,960
8,500	Intercontinental Exchange Inc.	1,056,399	1,046,435
20,000	Invesco Ltd.	417,847	527,800
257,000	Irenic Acquisition Corp.†	2,570,000	2,613,690
47,500	Janus Henderson Group Ltd.	1,357,478	2,467,625
12,800	Japan Post Bank Co. Ltd.	102,308	241,129
79,200	Jefferies Financial Group Inc.	1,212,120	3,958,416
27,600	JPMorgan Chase & Co.	4,221,612	9,034,308
6,000	Julius Baer Group Ltd.	287,372	518,317
27,200	Kinnevik AB, Cl. A†	365,542	172,519
33,000	Kinnevik AB, Cl. B†	182,018	176,974
5,490	KKR & Co. Inc.	609,935	503,872
13,000	Loews Corp.	515,009	1,471,730
42,700	Marsh & McLennan Companies Inc.	2,024,973	7,116,809
4,650	Moelis & Co., Cl. A	239,004	304,203
9,640	Moody’s Corp.	623,724	4,366,149
15,500	Morgan Stanley	1,385,233	3,240,120
31,535	NatWest Group plc	156,585	279,003
4,496	NN Group NV	197,670	393,812
22,397	OceanFirst Financial Corp.	430,393	437,413
17,577	Prosus NV	703,828	762,971
86,910	Rocket Companies Inc., Cl. A†	1,188,922	1,368,833
39,000	S&P Global Inc.	9,395,769	15,883,140
3,250	Shinhan Financial Group Co. Ltd., ADR	107,629	205,563
1,100	Silvercrest Asset Management Group Inc., Cl. A	21,087	11,121
11,000	SoftBank Group Corp.	318,394	403,413
12,249	Sony Financial Group Inc., ADR	84,469	53,161
6,723	Southern First Bancshares Inc.†	250,529	410,775
1,600	Stack Capital Group Inc.†	19,477	24,188
9,987	Standard Chartered plc	97,680	270,377
73,900	State Street Corp.	4,997,937	12,533,440
58,500	T. Rowe Price Group Inc.	5,644,505	6,650,865
2,400	Texas Capital Bancshares Inc.	175,178	247,824
231,940	The Bank of East Asia Ltd.	371,137	370,555
112,500	The Bank of New York Mellon Corp.	6,458,611	16,268,625
1,150	The Charles Schwab Corp.	117,174	106,111
3,000	The Goldman Sachs Group Inc.	1,912,304	3,034,110

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
20,000	The PNC Financial Services Group Inc.	$3,803,955	$4,924,400
15,750	The Westaim Corp.†	263,139	255,420
217,579	Tiptree Inc.	3,741,158	3,899,016
60,000	TP ICAP Group plc	216,745	269,322
16,000	Truist Financial Corp.	263,168	797,120
15,263	TrustCo Bank Corp. NY	521,559	838,091
2,700	UniCredit SpA	180,735	241,434
83,000	VNV Global AB†	153,811	141,239
37,000	W. R. Berkley Corp.	1,485,735	2,609,610
9,800	Wealthfront Corp.†	137,200	87,612
6,550	Webster Financial Corp.	361,243	500,551
74,500	Wells Fargo & Co.	2,325,267	6,156,680
23,348	Westwood Holdings Group Inc.	300,878	447,348
2,000	Wintrust Financial Corp.	289,092	321,440
		109,946,178	281,454,511
	Equipment and Supplies — 10.5%
3,000	3M Co.	449,165	485,730
31,000	Albany International Corp., Cl. A	1,666,617	2,309,500
296,200	AMETEK Inc.	18,615,875	71,662,628
28,903	Amphenol Corp., Cl. A	138,136	5,096,177
48,000	Ardagh Metal Packaging SA	197,947	227,520
267,000	Donaldson Co. Inc.	7,791,311	23,968,590
19,000	Federal Signal Corp.	1,622,728	2,441,310
161,800	Flowserve Corp.	7,009,723	11,999,088
53,000	Franklin Electric Co. Inc.	1,917,216	5,681,070
3,500	Hubbell Inc.	1,134,147	1,831,200
95,400	IDEX Corp.	12,150,877	21,651,030
20,000	Ilika plc†	36,630	7,693
15,525	Kimball Electronics Inc.†	300,998	397,440
141,500	Mueller Industries Inc.	1,831,325	17,394,595
57,000	Mueller Water Products Inc., Cl. A	738,248	1,472,310
125	Parker-Hannifin Corp.	116,735	122,265
20,000	Tenaris SA, ADR	781,922	1,109,800
80,000	The Timken Co.	3,018,718	11,625,600
11,200	The Toro Co.	796,538	1,091,104
59,000	The Weir Group plc	248,266	1,881,384
81,000	Watts Water Technologies Inc., Cl. A	4,896,709	31,707,450
10,000	Xerox Holdings Corp.	47,221	31,300
		65,507,052	214,194,784
	Diversified Industrial — 7.2%
500	Agilent Technologies Inc.	57,295	66,415
415,000	Ampco-Pittsburgh Corp.†	980,792	3,589,750
40,000	AZZ Inc.	1,431,575	6,202,000
10,000	CAE Inc.†	332,558	250,600
Shares		Cost	Market Value
150,100	Crane Co.	$5,993,168	$33,482,807
710	Eaton Corp. plc	156,050	302,545
4,000	Esab Corp.	145,452	394,520
1,000	Fluor Corp.†	39,354	52,390
27,525	General Electric Co.	4,217,386	10,286,918
120,700	Greif Inc., Cl. A	2,633,247	8,990,943
12,000	Greif Inc., Cl. B	731,088	1,122,480
17,000	Griffon Corp.	332,933	1,658,010
7,500	GXO Logistics Inc.†	278,248	380,250
800	Hertz Global Holdings Inc.†	5,108	1,812
58,550	Honeywell International Inc.	10,067,070	13,109,345
7,000	ICF International Inc.	604,729	510,020
28,000	Ingersoll Rand Inc.	221,802	2,295,720
123,000	ITT Inc.	8,913,279	24,324,480
24,500	Kennametal Inc.	620,589	858,725
7,000	Mercury Systems Inc.†	605,159	856,310
50,000	Myers Industries Inc.	818,952	1,765,500
70,000	NIQ Global Intelligence plc†	1,000,320	654,500
3,500	Nitto Boseki Co. Ltd.	115,651	92,884
17,500	nVent Electric plc	187,046	2,968,175
101,000	Park-Ohio Holdings Corp.	1,399,300	3,883,450
25,000	Parsons Corp.†	1,619,431	1,309,750
9,454	Proto Labs Inc.†	403,600	770,596
20,000	PureCycle Technologies Inc.†	184,200	162,200
250	Rheinmetall AG	52,523	282,936
4,000	Rigaku Holdings Corp.	63,727	61,502
500	Roper Technologies Inc.	137,938	169,195
900	Siemens AG	176,879	289,118
9,000	Smiths Group plc	228,406	305,614
3,000	Societe Generale SA	133,539	265,209
15,307	Stratasys Ltd.†	155,239	131,028
10,500	Sulzer AG	544,524	1,743,936
4,900	Sunbelt Rentals Holdings Inc.	309,413	366,569
2,000	Symrise AG	184,291	200,686
73,000	Textron Inc.	4,251,699	6,696,290
4,000	The Eastern Co.	87,239	111,400
300	The Sherwin-Williams Co.	108,142	103,296
100,000	Toray Industries Inc.	771,663	693,441
18,960	Trane Technologies plc	482,945	9,312,394
102,000	Tredegar Corp.†	784,048	811,920
82,000	Trinity Industries Inc.	1,326,272	2,835,560
3,800	Valmont Industries Inc.	872,357	2,194,880
		54,766,226	146,918,069
	Food and Beverage — 7.0%
6,000	Ajinomoto Co. Inc.	52,866	216,722
2,100	Anheuser-Busch InBev SA/NV	148,084	174,345
238,000	BellRing Brands Inc.†	5,983,979	3,079,720
92,800	Brown-Forman Corp., Cl. A	1,312,886	2,539,008

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
18,200	Constellation Brands Inc., Cl. A	$228,268	$2,531,438
25,000	Crimson Wine Group Ltd.†	128,738	110,400
165,000	Danone SA	7,889,960	13,525,070
6,000	Darling Ingredients Inc.†	202,113	327,720
830,000	Davide Campari-Milano NV	3,180,407	5,166,654
4,250	Diageo plc	191,898	85,830
148,000	Diageo plc, ADR	20,845,088	11,896,240
90,000	Flowers Foods Inc.	490,089	711,000
78,500	Fomento Economico Mexicano SAB de CV, ADR	4,175,373	10,040,150
1,670,000	Grupo Bimbo SAB de CV, Cl. A	2,454,436	5,452,866
3,500	Heineken Holding NV	276,410	266,940
42,550	Heineken NV	2,112,473	3,578,258
3,200	Ingredion Inc.	49,280	303,072
97,200	ITO EN Ltd.	2,235,020	1,758,441
54,700	Kerry Group plc, Cl. A	629,607	5,000,017
2,000	Kerry Group plc, Cl. A	194,664	183,616
9,300	LVMH Moet Hennessy Louis Vuitton SE	733,361	5,144,134
35,000	Maple Leaf Foods Inc.	572,915	752,935
67,000	Molson Coors Beverage Co., Cl. B	3,801,886	2,610,320
157,000	Mondelēz International Inc., Cl. A	7,266,936	9,080,880
112,000	Morinaga Milk Industry Co. Ltd.	299,202	873,090
7,500	National Beverage Corp.†	265,856	234,000
20,000	Nestlé SA	1,361,295	2,056,436
151,000	Niagen Bioscience Inc.†	348,421	481,690
13,000	Nomad Foods Ltd.	173,014	142,350
87,000	PepsiCo Inc.	9,069,294	11,779,800
38,000	Pernod Ricard SA	3,097,275	2,772,725
37,000	Post Holdings Inc.†	2,492,348	3,265,620
60,000	Premier Foods plc	138,178	162,517
42,000	Remy Cointreau SA	2,625,243	2,067,375
16,800	The Boston Beer Co. Inc., Cl. A†	3,748,476	2,974,104
134,000	The Campbell’s Company	5,684,119	2,984,180
60,000	The Coca-Cola Co.	2,359,979	4,876,200
10,000	The Hershey Co.	1,684,385	1,754,500
27,000	The J.M. Smucker Co.	2,911,025	3,037,500
132,000	The Kraft Heinz Co.	4,693,368	3,117,840
856	The Magnum Ice Cream Co. NV†	12,064	14,891
43,260	Tootsie Roll Industries Inc.	777,114	1,710,933
40,000	Tyson Foods Inc., Cl. A	709,960	2,290,000
Shares		Cost	Market Value
646,000	Yakult Honsha Co. Ltd.	$9,257,758	$10,910,028
		116,865,111	142,041,555
	Entertainment — 6.3%
113,000	Atlanta Braves Holdings Inc., Cl. A†	3,304,287	6,363,030
198,862	Atlanta Braves Holdings Inc., Cl. C†	6,608,911	10,320,938
121,000	Brightstar Lottery plc	2,132,264	1,297,120
10,000	Charter Communications Inc., Cl. A†	3,399,560	1,422,100
3,000	CTS Eventim AG & Co. KGaA	242,722	174,989
7,000	DeNA Co. Ltd.	115,651	105,498
90,000	Genting Singapore Ltd.	74,910	42,435
1,765,000	Grupo Televisa SAB, ADR	6,081,961	4,783,150
14,573	Liberty Live Holdings Inc., Cl. A†	371,134	1,475,662
54,927	Liberty Live Holdings Inc., Cl. C†	2,746,305	5,802,488
20,000	Lionsgate Studios Corp.†	134,824	306,200
115,974	Madison Square Garden Entertainment Corp.†	2,994,106	9,381,137
93,167	Madison Square Garden Sports Corp.†	8,678,382	37,438,227
9,500	Manchester United plc, Cl. A†	174,954	217,835
61,050	Netflix Inc.†	5,305,877	4,358,970
1,500	Nintendo Co. Ltd.	67,070	62,871
7,000	Nintendo Co. Ltd., ADR	118,521	73,360
359,250	Ollamani SAB†	1,020,830	1,694,818
136,474	Sphere Entertainment Co.†	3,963,058	23,614,096
480	Spotify Technology SA†	237,002	220,382
1,000	Starz Entertainment Corp.†	7,625	28,860
6,500	Take-Two Interactive Software Inc.†	921,730	1,624,870
40,000	TBS Holdings Inc.	796,181	1,531,413
104,200	The Walt Disney Co.	11,671,657	10,029,250
58,000	Universal Entertainment Corp.†	695,591	224,730
549,000	Vivendi SE	1,432,422	1,354,941
190,750	Warner Bros Discovery Inc.†	2,579,822	5,085,395
		65,877,357	129,034,765
	Automotive: Parts and Accessories — 5.1%
7,500	Aptiv plc†	374,399	460,350
2,500	Atmus Filtration Technologies Inc.	48,750	127,475
74,000	BorgWarner Inc.	3,226,299	4,913,600
190,400	Dana Inc.	1,865,292	5,180,784
24,909	Dauch Corp.†	194,010	135,007
10,085	Ducommun Inc.†	622,922	1,867,843

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Automotive: Parts and Accessories (Continued)
152,000	Garrett Motion Inc.	$1,217,719	$5,506,960
218,500	Genuine Parts Co.	18,607,132	25,778,630
58,400	Modine Manufacturing Co.†	380,985	15,593,968
19,300	Monro Inc.	340,246	330,223
407,750	O’Reilly Automotive Inc.†	19,034,821	37,549,697
7,200	Phinia Inc.	235,268	593,064
105,000	Standard Motor Products Inc.	1,181,521	4,091,850
26,300	Strattec Security Corp.†	942,492	2,142,135
		48,271,856	104,271,586
	Aerospace and Defense — 5.0%
2,200	Airbus SE	379,508	489,019
17,500	Avio SpA	341,765	628,858
20,000	Chemring Group plc	127,692	135,829
1,000	Embraer SA, ADR	26,040	63,800
200	Firefly Aerospace Inc.†	9,000	5,880
1,000	Graham Corp.†	92,116	123,790
7,000	Hexcel Corp.	439,034	700,420
58,550	Honeywell Aerospace Inc.†	9,621,749	12,944,234
1,465	Howmet Aerospace Inc.	100,207	393,880
10,000	Innovative Solutions and Support Inc.†	100,359	180,000
200	Karman Holdings Inc.†	4,400	9,984
12,000	Kratos Defense & Security Solutions Inc.†	222,321	598,320
29,150	L3Harris Technologies Inc.	7,797,974	8,470,699
2,000	Lockheed Martin Corp.	928,098	1,018,920
17,300	Northrop Grumman Corp.	2,190,825	8,811,063
2,845,000	Rolls-Royce Holdings plc	5,566,238	54,515,596
1,000	RTX Corp.	80,483	189,730
53,000	StandardAero Inc.†	1,592,497	1,585,230
1,500	Thales SA	251,449	385,285
51,084	The Boeing Co.†	8,284,652	11,058,153
7,500	York Space Systems Inc.†	162,038	184,650
		38,318,445	102,493,340
	Machinery — 4.9%
24,200	Astec Industries Inc.	826,374	1,480,798
14,290	Caterpillar Inc.	1,280,566	15,217,421
529,000	CNH Industrial NV	5,982,627	5,940,670
97,200	Deere & Co.	5,797,928	61,656,876
6,688	Regal Rexnord Corp.	315,782	1,593,015
6,500	RENK Group AG	393,364	313,229
119,500	Xylem Inc.	9,067,800	14,126,095
		23,664,441	100,328,104
	Energy and Utilities — 4.5%
30,000	Amentum Holdings Inc.†	881,139	620,100
2,000	American Water Works Co. Inc.	270,691	263,160
Shares		Cost	Market Value
48,500	APA Corp.	$1,497,626	$1,579,645
4,700	Avista Corp.	192,747	192,277
38,000	Baker Hughes Co.	1,065,794	2,109,000
21,000	BP plc, ADR	836,584	775,950
3,000	Chevron Corp.	471,931	497,280
16,000	CMS Energy Corp.	51,030	1,224,000
151,500	ConocoPhillips	7,609,088	15,749,940
3,000	Diamondback Energy Inc.	423,686	527,340
98,400	Enbridge Inc.	2,488,608	5,334,264
76,000	Energy Transfer LP	652,505	1,453,120
1,000	Entegris Inc.	87,137	179,860
55,000	Enterprise Products Partners LP	486,810	2,021,800
7,000	EQT Corp.	390,056	372,190
46,000	Essential Utilities Inc.	1,727,569	1,762,260
31,500	Evergy Inc.	1,817,591	2,722,545
19,200	Eversource Energy	1,599,119	1,387,584
38,400	ExxonMobil Holdings Corp.	1,603,835	5,250,048
305	GE Vernova Inc.	11,579	358,332
202,500	Halliburton Co.	5,690,067	6,874,875
9,000	IDACORP Inc.	1,206,000	1,361,700
32,500	Kimbell Royalty Partners LP	377,429	472,225
10,000	Kinder Morgan Inc.	94,134	319,700
15,000	Landis+Gyr Group AG	1,007,845	803,837
7,200	Marathon Petroleum Corp.	362,369	1,840,824
3,500	MGE Energy Inc.	262,702	285,390
125,700	National Fuel Gas Co.	6,678,930	9,705,297
60,750	NextEra Energy Inc.	4,458,286	5,332,027
4,000	Niko Resources Ltd.†	55,327	0
35,000	Oceaneering International Inc.†	442,873	1,418,200
9,000	Phillips 66	661,909	1,521,450
35,000	Portland General Electric Co.	1,634,177	1,814,050
45,000	RPC Inc.	156,349	262,350
2,500	Sempra	177,944	231,775
2,450	Severn Trent plc	78,246	96,064
109,000	SLB Ltd.	5,120,901	5,067,410
17,000	Southwest Gas Holdings Inc.	598,635	1,507,560
85,000	The AES Corp.	1,098,126	1,246,100
5,000	The York Water Co.	146,441	153,250
7,500	TXNM Energy Inc.	271,572	425,850
61,000	UGI Corp.	1,863,554	2,106,940
70,000	Ur-Energy Inc.†	110,594	95,200
122,000	Venture Global Inc., Cl. A	2,237,592	1,357,860
72,300	Vitesse Energy Inc.	1,200,822	1,140,171
130,000	XPLR Infrastructure LP†	1,510,641	1,535,300
		61,668,590	91,356,100
	Health Care — 3.9%
150	AbbVie Inc.	20,113	37,746

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
1,500	Abivax SA, ADR†	$153,843	$199,890
14,000	Alcon AG	511,183	939,400
24,200	Amgen Inc.	2,351,091	8,763,304
12,000	Bausch + Lomb Corp.†	201,680	198,720
31,000	Baxter International Inc.	965,414	660,920
7,000	Biogen Inc.†	1,960,489	1,512,420
15,000	BioMarin Pharmaceutical Inc.†	856,695	858,300
59,000	Boston Scientific Corp.†	1,877,013	2,518,120
750	Bridgebio Pharma Inc.†	29,719	55,860
82,000	Bristol-Myers Squibb Co.	4,642,045	4,724,840
500	Celcuity Inc.†	53,385	52,310
6,200	Cencora Inc.	501,110	1,754,476
12,000	CVS Group plc	252,909	186,711
500	Cytokinetics Inc.†	33,656	42,595
237,500	Demant A/S†	2,166,116	9,737,222
13,000	Dexcom Inc.†	913,268	875,550
470	Eli Lilly & Co.	168,038	563,732
2,000	Enovis Corp.†	86,035	41,400
2,550	Gilead Sciences Inc.	194,239	322,167
3,000	Glaukos Corp.†	142,524	419,280
3,000	Globus Medical Inc., Cl. A†	243,392	237,030
25,000	Haleon plc	105,477	115,302
100	HCA Healthcare Inc.	26,201	38,989
48,000	Henry Schein Inc.†	2,404,801	4,008,960
5,597	Incyte Corp.†	362,382	634,476
9,360	Indivior Pharmaceuticals Inc.†	28,408	384,041
1,050	Insmed Inc.†	117,372	111,951
420	Intuitive Surgical Inc.†	109,196	167,026
19,000	Johnson & Johnson	1,954,561	4,825,430
69,000	Merck & Co. Inc.	5,195,290	8,866,500
12,000	Moderna Inc.†	596,233	840,360
65,500	Novartis AG, ADR	3,205,443	10,265,160
31,000	Option Care Health Inc.†	307,675	650,070
133,000	Perrigo Co. plc	2,560,984	1,381,870
21,500	Pfizer Inc.	629,934	517,720
30,000	QuidelOrtho Corp.†	415,839	525,450
400	Roche Holding AG	115,039	164,752
15,500	Sandoz Group AG, ADR	218,317	1,402,595
2,100	Sanofi SA	205,102	180,151
9,750	Smith & Nephew plc	135,687	141,033
690	Stryker Corp.	244,693	217,240
25,000	Tandem Diabetes Care Inc.†	389,392	377,250
2,000	The Cigna Group	445,459	551,360
15,700	Tristel plc	120,482	83,301
10,000	UnitedHealth Group Inc.	2,488,238	4,156,300
11,996	Valeritas Holdings Inc.†(a)	56,778	0
4,000	Waters Corp.†	495,911	1,500,160
Shares		Cost	Market Value
22,000	Zimmer Biomet Holdings Inc.	$2,239,590	$1,893,980
5,500	Zoetis Inc.	203,297	395,230
608	Zosano Pharma Corp.†(a)	87,212	0
		43,788,950	79,098,650
	Electronics — 3.6%
30,000	Arlo Technologies Inc.†	165,385	404,400
2,800	Bel Fuse Inc., Cl. A	25,396	815,444
5,000	Flex Ltd.†	66,362	810,350
40,000	Hitachi Ltd., ADR	287,076	1,106,000
38,500	Intel Corp.†	915,821	5,375,755
35,161	Koninklijke Philips NV	177,225	956,027
1,300	Mettler-Toledo International Inc.†	195,442	1,660,763
105,000	Mirion Technologies Inc.†	815,138	1,882,650
145,245	Sony Group Corp., ADR	2,209,266	2,913,615
27,000	TE Connectivity plc	1,064,435	5,443,470
168,004	Texas Instruments Inc.	15,378,423	50,076,952
1,000	Universal Display Corp.	145,615	86,590
6,300	WESCO International Inc.	1,140,897	2,176,209
		22,586,481	73,708,225
	Business Services — 3.1%
4,000	A10 Networks Inc.	68,920	149,440
8,000	Allegion plc	146,679	1,123,920
460,000	Clear Channel Outdoor Holdings Inc.†	812,295	1,113,200
135,000	GPGI Inc.	1,786,687	2,139,750
96,200	Havas NV	1,895,002	1,874,104
16,000	Jardine Matheson Holdings Ltd.	534,478	984,000
40,000	Magnite Inc.†	554,668	759,200
86,000	Mastercard Inc., Cl. A	24,021,935	44,169,600
10,000	Pitney Bowes Inc.	35,949	175,200
70,500	Resideo Technologies Inc.†	1,496,187	2,192,550
13,250	The Brink’s Co.	931,866	1,251,992
32,000	UL Solutions Inc., Cl. A	1,204,325	3,259,520
350	United Rentals Inc.	270,908	396,512
11,100	Visa Inc., Cl. A	122,100	3,808,299
		33,881,999	63,397,287
	Retail — 3.1%
95,000	Arko Corp.	419,720	762,850
31,150	AutoNation Inc.†	1,474,465	5,787,359
60,000	BBB Foods Inc., Cl. A†	1,503,446	2,500,200
7,649	Casey’s General Stores Inc.	3,207,596	6,079,349
8,000	Copart Inc.†	220,634	225,520
26,860	Costco Wholesale Corp.	5,749,986	25,126,724
10,000	Coupang Inc.†	167,679	173,700
59,700	CVS Health Corp.	4,369,642	6,175,965
11,000	Lowe’s Companies Inc.	1,656,983	2,425,390
95,000	Macy’s Inc.	1,721,950	2,237,250

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Retail (Continued)
80	MercadoLibre Inc.†	$127,103	$135,791
17,000	Sally Beauty Holdings Inc.†	170,308	240,380
7,500	Shake Shack Inc., Cl. A†	368,840	420,150
1,000	The Home Depot Inc.	328,863	352,680
84,000	The Wendy’s Co.	1,785,006	696,360
88,500	Walmart Inc.	1,495,150	10,023,510
		24,767,371	63,363,178
	Aviation: Parts and Services — 3.0%
4,000	AAR Corp.†	231,787	571,720
9,000	Astronics Corp.†	77,094	731,340
1,800	Astronics Corp., Cl. B†	17,221	136,800
79,800	Curtiss-Wright Corp.	6,632,608	60,469,248
		6,958,710	61,909,108
	Building and Construction — 2.9%
3,500	Amrize Ltd.	187,331	186,550
4,000	Amrize Ltd., Toronto	193,416	211,980
26,200	Arcosa Inc.	847,887	3,806,598
18,000	Assa Abloy AB, Cl. B	310,378	635,621
93,600	Canfor Corp.†	1,195,334	889,637
11,500	Carrier Global Corp.	621,787	843,525
4,200	CRH plc	441,887	449,400
2,000	D.R. Horton Inc.	296,746	325,760
56,000	Fortune Brands Innovations Inc.	2,464,257	3,074,400
35,400	Gencor Industries Inc.†	409,525	528,168
83,450	Herc Holdings Inc.	6,451,322	11,961,723
10,000	Holcim AG	607,283	901,980
35,200	Ibstock plc	100,002	42,886
151,500	Johnson Controls International plc	7,622,088	22,135,665
35,500	Knife River Corp.†	1,759,517	2,969,575
10,000	Lennar Corp., Cl. B	1,204,490	887,100
50,000	Masterbrand Inc.†	525,080	514,500
50	NVR Inc.†	379,990	340,670
12,000	Sika AG	1,556,815	2,476,485
13,000	Toll Brothers Inc.	1,773,369	2,141,750
1,000	TopBuild Corp.†	419,966	354,530
53,000	Trex Co. Inc.†	2,100,983	2,652,120
3,000	Vulcan Materials Co.	484,932	885,030
		31,954,385	59,215,653
	Consumer Products — 2.7%
34,180	American Outdoor Brands Inc.†	542,332	401,273
12,400	Belden Inc.	1,470,965	1,486,884
31,000	British American Tobacco plc, ADR	1,839,269	1,914,560
12,500	Christian Dior SE	454,461	6,412,843
26,000	Church & Dwight Co. Inc.	424,362	2,518,880
Shares		Cost	Market Value
120,683	Edgewell Personal Care Co.	$3,486,891	$3,241,545
109,000	Energizer Holdings Inc.	3,140,051	2,336,960
35,500	Essity AB, Cl. B	541,915	1,004,259
2,000	Givaudan SA	1,469,293	8,465,347
16,300	Harley-Davidson Inc.	757,239	398,698
1,170	Hermes International SCA	409,960	2,136,274
14,000	Kimberly-Clark Corp.	1,398,221	1,536,780
25,000	Mattel Inc.†	342,596	347,000
13,000	National Presto Industries Inc.	700,676	1,624,870
24,000	Oil-Dri Corp. of America	245,928	2,453,040
45,650	Philip Morris International Inc.	5,033,267	8,258,542
47,520	Reckitt Benckiser Group plc	1,648,837	3,095,546
52,500	Spectrum Brands Holdings Inc.	4,183,024	4,501,875
17,000	Sturm Ruger & Co. Inc.	559,955	643,450
12,600	Svenska Cellulosa AB SCA, Cl. B	32,203	128,776
27,500	The Estee Lauder Companies Inc., Cl. A	1,923,551	2,171,125
3,804	Unilever plc	238,078	228,449
10,200	Zalando SE†	402,733	295,675
		31,245,807	55,602,651
	Environmental Services — 2.6%
30,000	Pentair plc	699,890	2,299,800
154,700	Republic Services Inc.	14,867,958	32,963,476
15,620	Veolia Environnement SA	434,070	650,360
67,000	Waste Management Inc.	6,149,597	14,932,960
28,000	Zurn Elkay Water Solutions Corp.	294,042	1,414,840
		22,445,557	52,261,436
	Computer Software and Services — 2.4%
20,000	3D Systems Corp.†	175,400	60,400
1,000	Akamai Technologies Inc.†	78,920	118,210
2,000	Alphabet Inc., Cl. A	368,575	714,740
29,880	Alphabet Inc., Cl. C	5,865,213	10,557,500
1,500	Backblaze Inc., Cl. A†	7,050	23,790
1,250	Capgemini SE	195,334	125,629
2,800	Check Point Software Technologies Ltd.†	423,582	368,004
20,000	CoreWeave Inc., Cl. A†	1,604,807	1,990,800
270	CrowdStrike Holdings Inc., Cl. A†	40,904	206,048
62,500	Fiserv Inc.†	6,038,572	3,065,625
2,000	Fortinet Inc.†	102,749	307,240
6,500	Gen Digital Inc.	177,671	161,785
95,000	Hewlett Packard Enterprise Co.	1,570,623	4,285,450
15,000	I3 Verticals Inc., Cl. A†	292,333	320,400
11,000	Kyndryl Holdings Inc.†	263,554	124,410

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Computer Software and Services (Continued)
12,080	Meta Platforms Inc., Cl. A	$7,796,223	$6,804,543
2,205	Micron Technology Inc.	367,827	2,545,209
9,495	Microsoft Corp.	3,481,815	3,541,825
6,000	MKS Inc.	459,910	2,668,800
25,000	Movella Holdings Inc.†	41,375	10
30,400	N-able Inc.†	415,905	111,568
12,100	Omnicom Group Inc.	705,042	881,243
1,790	Oracle Corp.	322,229	262,325
95,000	PAR Technology Corp.†	2,330,662	1,654,900
2,790	Rapid7 Inc.†	39,284	22,599
14,950	Rockwell Automation Inc.	538,652	7,401,446
550	Salesforce Inc.	140,491	86,163
250	Synopsys Inc.†	95,183	111,518
2,600	Temenos AG	254,388	212,698
2,800	Uber Technologies Inc.†	198,072	202,048
4,500	Unity Software Inc.†	133,604	128,610
8,000	Weave Communications Inc.†	60,317	47,920
		34,586,266	49,113,456
	Real Estate — 2.0%
17,500	American Tower Corp., REIT	3,202,601	2,862,475
35,000	Blackstone Mortgage Trust Inc., Cl. A, REIT	510,471	593,250
8,000	Bresler & Reiner Inc.†(a)	162	9
155,000	Franklin BSP Realty Trust Inc., REIT	1,552,961	1,261,700
10,000	Gaming and Leisure Properties Inc., REIT	164,224	445,300
5,000	Howard Hughes Holdings Inc.†	343,169	357,450
11,000	Lamar Advertising Co., Cl. A, REIT	871,529	1,715,780
1,500	Millrose Properties Inc., Cl. B	16,590	45,075
102,500	Millrose Properties Inc., REIT	2,960,975	3,080,125
18,051	Rayonier Inc., REIT	291,808	384,125
101,800	Ryman Hospitality Properties Inc., REIT	4,799,477	13,086,390
95,843	Safehold Inc., REIT	1,553,361	1,504,735
57,000	Seritage Growth Properties, Cl. A†	616,919	149,910
750	Simon Property Group Inc., REIT	76,804	167,738
85,000	Tejon Ranch Co.†	1,446,145	1,589,500
207,900	The St. Joe Co.	3,609,873	13,020,777
29,500	VICI Properties Inc., REIT	531,261	783,225
Shares		Cost	Market Value
9,000	Weyerhaeuser Co., REIT	$223,925	$215,460
		22,772,255	41,263,024
	Communications Equipment — 2.0%
6,440	Apple Inc.	1,193,324	1,863,478
11,000	Arista Networks Inc.†	1,018,744	1,868,680
118,400	Corning Inc.	3,339,502	30,242,912
5,000	Harmonic Inc.†	43,211	81,650
1,750	Motorola Solutions Inc.	448,910	726,758
4,500	QUALCOMM Inc.	586,738	831,555
36,000	Telesat Corp.†	585,398	1,822,320
23,000	Viasat Inc.†	784,753	2,065,630
		8,000,580	39,502,983
	Telecommunications — 1.8%
100,000	America Movil SAB de CV, ADR	713,533	2,599,000
19,200	AT&T Inc.	423,329	397,440
42,000	ATN International Inc.	681,706	1,112,580
54,000	BCE Inc.	1,792,222	1,161,540
750,000	BT Group plc, Cl. A	3,030,351	1,891,186
7,040,836	Cable & Wireless Jamaica Ltd.†(a)	128,658	0
6,000	Cisco Systems Inc.	283,739	704,760
16,000	Deutsche Telekom AG	423,838	436,016
125,000	Deutsche Telekom AG, ADR	2,029,152	3,410,000
36,000	Hellenic Telecommunications Organization SA	452,921	799,226
15,000	Hellenic Telecommunications Organization SA, ADR	91,062	166,710
264,732	Koninklijke KPN NV	448,166	1,305,516
130,045	Liberty Global Ltd., Cl. A†	1,268,507	1,478,612
163,064	Liberty Global Ltd., Cl. C†	2,095,815	1,793,704
4,000	Shenandoah Telecommunications Co.	57,280	60,320
52,812	Sunrise Communications AG, Cl. A	2,764,958	2,627,528
21,000	Telecom Argentina SA, ADR	127,554	273,000
40,000	Telecom Italia SpA†	117,048	363,712
70,000	Telefonica Brasil SA, ADR	726,827	921,200
260,000	Telefonica SA, ADR	3,021,952	1,029,600
250,400	Telephone and Data Systems Inc.	8,947,832	9,267,304
50,000	TELUS Corp.	233,734	528,821
46,075	TIM SA, ADR	352,294	986,927
3,040	VEON Ltd., ADR†	133,023	158,718
46,500	Verizon Communications Inc.	2,046,418	1,968,810
174,000	Vodafone Group plc	300,315	229,879

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Telecommunications (Continued)
98,000	Vodafone Group plc, ADR	$1,286,705	$1,296,050
		33,978,939	36,968,159
	Consumer Services — 1.7%
21,450	Amazon.com Inc.†	4,848,265	5,112,393
18,378	Angi Inc.†	311,357	109,349
75,000	API Group Corp.†	1,879,672	3,176,250
373,500	Bollore SE	2,169,573	1,730,943
250	Booking Holdings Inc.	54,768	44,560
2,000	Deutsche Post AG	101,199	121,344
64,300	Matthews International Corp., Cl. A	1,753,316	1,730,956
34,500	People Inc.†	1,440,470	1,592,520
498,000	Rollins Inc.	6,194,253	20,786,520
3,200	Travel + Leisure Co.	104,019	244,576
15,000	Verisure plc†	248,347	167,277
		19,105,239	34,816,688
	Broadcasting — 1.6%
262,000	Canal+ SA	1,136,251	849,363
2,000	Cogeco Inc.	39,014	87,375
20,000	Corus Entertainment Inc., OTC, Cl. B†	34,239	464
85,000	Fox Corp., Cl. A	3,510,286	4,433,600
110,500	Fox Corp., Cl. B	4,350,426	5,175,820
16,000	Gray Media Inc.	14,422	63,520
16,750	Liberty Broadband Corp., Cl. A†	491,925	557,440
46,000	Liberty Broadband Corp., Cl. C†	3,094,885	1,529,960
3,350	Liberty Capital Corp., Cl. A†	101,874	73,365
11,000	Liberty Capital Corp., Cl. C†	329,211	237,160
38,750	Liberty Media Corp.-Liberty Formula One, Cl. A†	1,569,139	3,392,175
30,250	Liberty Media Corp.-Liberty Formula One, Cl. C†	847,232	2,877,985
25,050	Nexstar Media Group Inc.	2,987,693	4,473,680
110,000	Sinclair Inc.	2,224,354	1,567,500
165,974	Sirius XM Holdings Inc.	4,396,357	4,902,872
60,000	Television Broadcasts Ltd.†	186,904	17,060
58,819	Versant Media Group Inc.	2,184,827	2,118,072
		27,499,039	32,357,411
	Cable and Satellite — 1.4%
81,480	Comcast Corp., Cl. A	3,037,205	2,000,334
99,500	EchoStar Corp., Cl. A†	7,463,967	10,099,250
155,000	Liberty Latin America Ltd., Cl. A†	1,005,459	1,215,200
442,000	Rogers Communications Inc., Cl. B	13,097,496	14,365,000
		24,604,127	27,679,784
Shares		Cost	Market Value
	Metals and Mining — 1.2%
30,000	Agnico Eagle Mines Ltd.	$1,155,294	$4,653,900
200	Alliance Resource Partners LP	0	4,796
35,000	Barrick Mining Corp.	1,024,800	1,285,550
28,000	Cleveland-Cliffs Inc.†	282,779	262,920
83,000	Freeport-McMoRan Inc.	3,201,758	5,219,870
2,000	Materion Corp.	45,360	594,780
60,000	Metallus Inc.†	799,507	1,121,400
50,000	New Hope Corp. Ltd.	67,580	184,857
114,500	Newmont Corp.	5,014,896	10,694,300
10,000	Vale SA, ADR	81,899	150,400
		11,673,873	24,172,773
	Transportation — 1.1%
15,500	Ferrari Group plc	139,079	126,629
120,200	GATX Corp.	4,593,702	21,298,238
500	Union Pacific Corp.	116,608	136,000
		4,849,389	21,560,867
	Specialty Chemicals — 1.1%
8,000	AdvanSix Inc.	96,571	159,040
3,000	DSM-Firmenich AG	426,963	284,507
9,667	DuPont de Nemours Inc.	773,180	1,311,187
27,000	FMC Corp.	558,447	310,500
15,000	H.B. Fuller Co.	626,362	874,350
28,000	International Flavors & Fragrances Inc.	2,671,339	2,218,160
2,800	Johnson Matthey plc	100,870	70,270
11,100	Rogers Corp.†	802,914	1,817,403
103,000	Sensient Technologies Corp.	6,020,919	12,698,870
13,000	SGL Carbon SE†	60,439	66,025
5,000	Shin-Etsu Chemical Co. Ltd.	214,267	215,505
16,000	Solstice Advanced Materials Inc.	716,128	1,417,600
15,000	Treatt plc	61,522	60,586
		13,129,921	21,504,003
	Automotive — 1.0%
19,600	Daimler Truck Holding AG	651,846	945,067
7,500	Daimler Truck Holding AG, ADR	140,250	179,925
3,250	Ferrari NV	1,194,268	1,209,943
9,000	General Motors Co.	416,442	693,720
12,250	Mercedes-Benz Group AG	722,340	614,742
103,000	PACCAR Inc.	1,422,884	12,372,360
90,000	Piaggio & C SpA	264,129	165,151
50,000	Stellantis NV†	408,209	287,000
580	Tesla Inc.†	257,419	243,948
5,955	Toyota Motor Corp., ADR	1,081,209	1,002,941
52,000	Traton SE	1,008,706	1,971,396
		7,567,702	19,686,193

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Semiconductors — 0.9%
8,217	Advanced Micro Devices Inc.†	$1,110,268	$4,773,337
10,600	Ambarella Inc.†	696,474	909,480
1,000	Applied Materials Inc.	87,496	723,000
415	ASML Holding NV	259,359	825,618
5,420	Broadcom Inc.	1,354,852	2,047,405
161	Cadence Design Systems Inc.†	58,903	60,426
2,000	GLOBALFOUNDRIES Inc.	76,300	164,820
400	Hensoldt AG	38,862	30,969
500	KLA Corp.	97,752	150,855
2,300	Lam Research Corp.	185,053	996,659
3,000	nLight Inc.†	34,710	208,860
11,940	NVIDIA Corp.	1,275,554	2,389,075
2,700	NXP Semiconductors NV	494,390	758,781
12,500	Qnity Electronics Inc.	997,135	2,041,375
130	Samsung Life Insurance Co. Ltd.	36,632	33,647
40	SK hynix Inc.	67,551	68,418
130	SK Inc.	60,251	69,980
50	SK Square Co. Ltd.	61,005	54,767
3,000	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	593,285	1,432,710
2,200	Tekscend Photomask Corp.	52,797	58,587
2,000	Towa Corp.	34,749	41,084
		7,673,378	17,839,853
	Wireless Communications — 0.7%
18,000	Anterix Inc.†	396,363	1,852,920
104,700	Array Digital Infrastructure Inc.	4,002,379	3,796,422
67,000	Millicom International Cellular SA	1,426,875	6,080,920
105,000	Operadora De Sites Mexicanos SAB de CV	125,620	103,574
18,500	T-Mobile US Inc.	2,979,182	3,103,005
		8,930,419	14,936,841
	Hotels and Gaming — 0.7%
14,500	Accor SA	501,021	842,302
60,500	Caesars Entertainment Inc.†	1,187,929	1,825,890
6,000	Churchill Downs Inc.	525,707	537,840
201,500	Entain plc	2,503,699	1,494,093
5,800	Flutter Entertainment plc†	1,309,551	592,586
3,000	Flutter Entertainment plc†	457,354	301,794
56,000	Gambling.com Group Ltd.†	389,410	106,400
20,000	Genius Sports Ltd.†	80,415	121,200
200	Hilton Worldwide Holdings Inc.	63,405	66,092
6,500	Hyatt Hotels Corp., Cl. A	213,897	1,259,960
Shares		Cost	Market Value
54,000	Inspired Entertainment Inc.†	$483,065	$445,500
1,000	Las Vegas Sands Corp.	43,310	46,190
3,500	Marriott International Inc., Cl. A	783,043	1,297,065
70,000	MGM China Holdings Ltd.	137,917	90,503
66,500	MGM Resorts International†	1,795,019	3,179,365
17,200	Penn Entertainment Inc.†	269,327	367,392
20,000	Super Group SGHC Ltd.	64,020	271,000
200,000	The Hongkong & Shanghai Hotels Ltd.†	155,450	134,135
4,000	Wyndham Hotels & Resorts Inc.	152,872	336,840
4,200	Wynn Resorts Ltd.	379,005	407,778
		11,495,416	13,723,925
	Manufactured Housing and Recreational Vehicles — 0.5%
1,250	Cavco Industries Inc.†	539,087	767,975
44,200	Champion Homes Inc.†	881,400	3,894,904
13,544	Legacy Housing Corp.†	230,407	355,801
5,000	Martin Marietta Materials Inc.	106,125	2,883,500
54,223	Nobility Homes Inc.	1,021,321	1,609,067
		2,778,340	9,511,247
	Agriculture — 0.4%
100,000	Archer-Daniels-Midland Co.	5,279,922	7,640,000
63,000	Limoneira Co.	1,094,916	827,190
6,500	The Mosaic Co.	341,264	137,735
		6,716,102	8,604,925
	Publishing — 0.3%
1,400	Graham Holdings Co., Cl. B	698,214	1,597,988
272,000	Louis Hachette Group	404,256	542,945
90,000	News Corp., Cl. A	1,397,124	2,234,700
82,000	News Corp., Cl. B	1,146,792	2,300,920
50,000	The E.W. Scripps Co., Cl. A†	285,010	138,500
		3,931,396	6,815,053
	Industrials — 0.0%
4,500	Cie de Saint-Gobain SA	447,977	407,017
4,500	Clarkson plc	199,403	248,669
		647,380	655,686
	Consumer Finance — 0.0%
15,600	Old Republic International Corp.	603,721	638,352

	Computer Hardware — 0.0%
500	Dell Technologies Inc., Cl. C	36,953	215,730
5,500	HP Inc.	153,885	120,670

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Computer Hardware (Continued)
3,000	NETGEAR Inc.†	$59,115	$70,050
		249,953	406,450
	TOTAL COMMON STOCKS	1,053,307,951	2,242,406,675

	CLOSED-END FUNDS — 0.6%
245,000	Altaba Inc., Escrow†	0	318,500
3,885	Royce Global Trust Inc.	33,799	55,283
35,000	Royce Small-Cap Trust Inc.	441,284	646,450
596,168	SuRo Capital Corp.	2,844,453	7,475,947
77,000	The Central Europe, Russia, and Turkey Fund Inc.	1,993,267	1,582,350
156,000	The New Germany Fund Inc.	2,109,793	1,787,760
		7,422,596	11,866,290
	TOTAL CLOSED-END FUNDS	7,422,596	11,866,290

	PREFERRED STOCKS — 0.0%
	Cable and Satellite — 0.0%
15,500	Liberty Latin America Ltd., Ser. A, 9.000%	418,372	336,195

	Semiconductors — 0.0%
640	Samsung Electronics Co. Ltd.	84,659	87,575

	Retail — 0.0%
2,857	QVC Group Inc., 8.000%, 03/15/31	67,418	14,714

	TOTAL PREFERRED STOCKS	570,449	438,484

	MANDATORY CONVERTIBLE SECURITIES(b) — 0.0%
	Computer Software and Services — 0.0%
1,500	Hewlett Packard Enterprise Co., 7.625%, 09/01/27	90,285	173,490

	RIGHTS — 0.0%
	Retail — 0.0%
70,000	Walgreens Boots Alliance Inc., CVR†	0	35,000

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
2,504	Occidental Petroleum Corp., expire 08/03/27†	12,395	66,681
Shares		Cost	Market Value
	Equipment and Supplies — 0.0%
5,000	Xerox Holdings Corp., expire 02/14/28†	$2,741	$1,377

	TOTAL WARRANTS	15,136	68,058

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.0%
	Cable and Satellite — 0.0%
$200,000	AMC Global Media Inc., 4.250%, 02/15/29	198,432	213,750

	U.S. GOVERNMENT OBLIGATIONS — 5.8%
119,485,000	U.S. Treasury Bills, 3.599% to 3.916%††, 07/23/26 to 12/24/26	118,719,180	118,713,019

Shares
	INVESTMENT COMPANIES — 0.6%
264,363	Gabelli Financial Services Opportunities ETF(c)	12,235,445	11,635,779

TOTAL INVESTMENTS — 117.0%		$1,192,559,474	2,385,550,545

Other Assets and Liabilities (Net) — 0.4%			8,018,809

PREFERRED STOCK — (17.4)% (14,513,481 preferred shares outstanding)			(353,953,195)

NET ASSETS — COMMON STOCK — 100% (343,379,420 common shares outstanding)			$2,039,616,159

NET ASSET VALUE PER COMMON SHARE ($2,039,616,159 ÷ 343,379,420 shares outstanding)			$5.94

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
(c)	Investment in an affiliated fund that is registered under the Investment Company Act of 1940, as amended, and is advised by Gabelli Funds, LLC.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
CVR	Contingent Value Right
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

Geographic Diversification	% of Total Investments	Market Value
North America	85.3%	$2,036,859,577
Europe	11.5	273,423,365
Latin America	2.0	47,665,874
Japan	1.0	23,082,951
Asia/Pacific	0.2	4,518,778
Total Investments	100.0%	$2,385,550,545

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Statement of Assets and Liabilities

June 30, 2026 (Unaudited)

Assets:
Investments, at value (cost $1,180,324,029)	$2,373,914,766
Investments in affiliates, at value (cost $12,235,445)	11,635,779
Cash	200,265
Foreign currency, at value (cost $8)	8
Receivable for investments sold	6,743,218
Dividends and interest receivable	3,394,598
Deferred offering expense	905,588
Prepaid expenses	18,227
Total Assets	2,396,812,449
Liabilities:
Distributions payable	171,744
Payable for investments purchased	669,437
Payable for investment advisory fees	1,945,096
Payable for payroll expenses	38,637
Payable for accounting fees	3,750
Series M Cumulative Preferred Stock, callable and mandatory redemption 03/26/27 (See Notes 2 and 7)	68,550,000
Series Q Cumulative Preferred Stock, callable and mandatory redemption 12/26/28 (See Notes 2 and 7)	40,539,220
Other accrued expenses	414,431
Total Liabilities	112,332,315
Cumulative Preferred Stock, $0.001 par value:
Series G (5.000%, $25 liquidation value per share, 2,894,317 shares authorized with 2,392,242 shares issued and outstanding)	59,806,050
Series H (5.000%, $25 liquidation value per share, 3,806,104 shares authorized with 3,780,097 shares issued and outstanding)	94,502,425
Series K (5.000%, $25 liquidation value per share, 3,623,320 shares authorized with 3,622,220 shares issued and outstanding)	90,555,500
Total Preferred Stock	244,863,975
Net Assets Attributable to Common Stockholders	$2,039,616,159

Net Assets Attributable to Common Stockholders Consist of:
Paid-in capital	$860,928,613
Total distributable earnings	1,178,687,546
Net Assets	$2,039,616,159

Net Asset Value per Common Share:
($2,039,616,159 ÷ 343,379,420 shares outstanding at $0.001 par value;)	$5.94

Statement of Operations

For the Six Months Ended June 30, 2026 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $697,956)	$21,078,096
Interest	1,978,465
Total Investment Income	23,056,561
Expenses:
Investment advisory fees	11,125,528
Interest expense on preferred stock	2,413,643
Stockholder communications expenses	244,125
Custodian fees	133,383
Directors’ fees	131,875
Payroll expenses	87,864
Shareholder services fees	73,133
Legal and audit fees	73,108
Accounting fees	22,500
Shelf offering expense	11,615
Interest expense	422
Miscellaneous expenses	544,428
Total Expenses	14,861,624
Less:
Advisory fee reduction on unsupervised assets (See Note 3)	(17,692)
Custodian fee credits	(6,034)
Total Reductions and Credits	(23,726)
Net Expenses	14,837,898
Net Investment Income	8,218,663

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	39,124,665
Net realized loss on foreign currency transactions	(15,039)
Net realized gain on investments and foreign currency transactions	39,109,626
Net change in unrealized appreciation/(depreciation):
on investments - unaffiliated	196,711,218
on investments - affiliated	(599,666)
on foreign currency translations	(48,393)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	196,063,159
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	235,172,785
Net Increase in Net Assets Resulting from Operations	243,391,448
Total Distributions to Preferred Stockholders	(6,030,245)
Net Increase in Net Assets Attributable to Common Stockholders Resulting from Operations	$237,361,203

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Statement of Changes in Net Assets Attributable to Common Stockholders

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
Operations:
Net investment income	$8,218,663		$8,886,652
Net realized gain on investments and foreign currency transactions	39,109,626		155,513,992
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	196,063,159		138,784,243
Net Increase in Net Assets Resulting from Operations	243,391,448		303,184,887

Distributions to Preferred Stockholders from Accumulated Earnings	(6,030,245	)*	(12,262,219)

Net Increase in Net Assets Attributable to Common Stockholders Resulting from Operations	237,361,203		290,922,668

Distributions to Common Stockholders:
Accumulated earnings	(32,074,230	)*	(152,345,189)
Return of capital	(66,112,188	)*	(32,880,129)
Total Distributions to Common Stockholders	(98,186,418)		(185,225,318)

Fund Share Transactions:
Net increase in net assets from common shares issued upon reinvestment of distributions	5,888,532		22,437,587
Net increase in net assets from repurchase of preferred shares	—		794,924
Net increase in net assets from common shares issued in rights offering	155,598,350		—
Net Increase in Net Assets from Fund Share Transactions	161,486,882		23,232,511

Net Increase in Net Assets Attributable to Common Stockholders	300,661,667		128,929,861

Net Assets Attributable to Common Stockholders:
Beginning of year	1,738,954,492		1,610,024,631
End of period	$2,039,616,159		$1,738,954,492

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Statement of Cash Flows

For the Six Months Ended June 30, 2026 (Unaudited)

Net increase in net assets attributable to common stockholders resulting from operations	$237,361,203

Adjustments to Reconcile Net Decrease in Net Assets Resulting from Operations to Net Cash from Operating Activities:
Purchase of long term investment securities	(138,997,930)
Proceeds from sales of long term investment securities	128,355,164
Net purchases of short term investment securities	(53,343,189)
Net realized gain on investments	(39,124,665)
Net change in unrealized appreciation on investments	(196,111,552)
Net accretion of discount	(1,975,584)
Increase in receivable for investments sold	(6,348,375)
Decrease in dividends and interest receivable	84,776
Increase in deferred offering expense	(486,301)
Decrease in prepaid expenses	17,513
Increase in payable for investments purchased	418,455
Increase in payable for investment advisory fees	163,018
Decrease in payable for payroll expenses	(20,897)
Decrease in other accrued expenses	(66,683)
Net cash used in operating activities	(70,075,047)

Net increase in net assets resulting from financing activities:
Issuance of Series Q 5.200% Cumulative Preferred Stock	6,499,220
Distributions to common stockholders	(98,264,209)
Net increase in net assets from common shares issued upon reinvestment of distributions	5,888,532
Net increase in net assets from common shares issued in rights offering	155,598,350
Net cash provided by financing activities	69,721,893
Net decrease in cash	(353,154)
Cash (including foreign currency):
Beginning of year	553,427
End of period	$200,273

Supplemental disclosure of cash flow information:
Interest paid on preferred stock	$2,413,643
Interest paid on bank overdrafts	422
Increase in net assets from common shares issued upon reinvestment of distributions	5,888,532

The following table provides a reconciliation of cash foreign currency reported within the Statement of Assets and Liabilities that sum to the total of the same amount above at June 30, 2026:

Cash	$200,265
Foreign currency, at value	8
$200,273

See accompanying notes to financial statements

The Gabelli Equity Trust Inc.

Financial Highlights

Selected data for a common share outstanding throughout each period:

	Six Months Ended June 30, 2026		Year Ended December 31,
	(Unaudited)		2025		2024		2023	2022		2021
Operating Performance:
Net asset value, beginning of year	$5.59		$5.24		$5.19		$5.08	$6.41		$5.86
Net investment income	0.03		0.03		0.02		0.04	0.03		0.04
Net realized and unrealized gain/(loss) on investments in securities, futures contracts, and foreign currency transactions	0.71		0.96		0.64		0.74	(0.71)		1.31
Total from investment operations	0.74		0.99		0.66		0.78	(0.68)		1.35

Distributions to Preferred Stockholders: (a)
Net investment income	(0.01	)*	(0.00	)(b)	(0.01)		(0.01)	(0.00	)(b)	(0.01)
Net realized gain	(0.01	)*	(0.04)		(0.03)		(0.06)	(0.06)		(0.06)
Total distributions to preferred stockholders	(0.02)		(0.04)		(0.04)		(0.07)	(0.06)		(0.07)

Net Increase/(Decrease) in Net Assets Attributable to Common Stockholders Resulting from Operations	0.72		0.95		0.62		0.71	(0.74)		1.28

Distributions to Common Stockholders:
Net investment income	(0.03	)*	(0.05)		(0.05)		(0.03)	(0.02)		(0.03)
Net realized gain	(0.07	)*	(0.44)		(0.33)		(0.29)	(0.27)		(0.42)
Return of capital	(0.20	)*	(0.11)		(0.22)		(0.28)	(0.31)		(0.18)
Total distributions to common stockholders	(0.30)		(0.60)		(0.60)		(0.60)	(0.60)		(0.63)

Fund Share Transactions:
Decrease in net asset value from common shares issued in rights offering	(0.07)		—		—		—	—		(0.10)
Increase/decrease in net asset value from common shares issued upon reinvestment of distributions	(0.00	)(b)	0.00	(b)	(0.00	)(b)	0.00 (b)	0.01		0.00	(b)
Increase in net asset value from repurchase of preferred shares	—		0.00	(b)	0.03		0.00 (b)	0.00	(b)	—
Offering costs and adjustment to offering costs for preferred shares charged to paid-in capital	—		—		(0.00	)(b)	—	—		(0.00	)(b)
Offering costs and adjustment to offering costs for common shares charged to paid-in capital	—		—		—		—	(0.00	)(b)	—
Total Fund share transactions	(0.07)		0.00	(b)	0.03		0.00 (b)	0.01		(0.10)

Net Asset Value Attributable to Common Stockholders, End of Period	$5.94		$5.59		$5.24		$5.19	$5.08		$6.41
NAV total return †	13.49%		19.05%		12.80%		14.83%	(11.17)%		22.31%
Market value, end of period	$5.66		$6.17		$5.38		$5.08	$5.48		$7.19
Investment total return ††	(1.70)%		27.32%		18.32%		3.78%	(15.60)%		28.83%

Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$2,393,569		$2,086,408		$1,957,761		$2,001,400	$1,931,241		$2,382,135
Net assets attributable to common shares, end of period (in 000’s)	$2,039,616		$1,738,954		$1,610,025		$1,567,707	$1,506,193		$1,870,648

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Financial Highlights (Continued)

Selected data for a common share outstanding throughout each period:

	Six Months Ended June 30, 2026		Year Ended December 31,
	(Unaudited)		2025		2024	2023	2022	2021
Ratio of net investment income to average net assets attributable to common shares before preferred distributions	0.88	%(c)	0.53%		0.40%	0.61%	0.46%	0.57%
Ratio of operating expenses to average net assets attributable to common shares: before fee reductions (d)(e)	1.58	%(c)(f)	1.61	%(f)	1.59%	1.62%	1.58%	1.37%
Ratio of operating expenses to average net assets attributable to common shares: net of fee reductions, if any (e)(g)	1.58	%(c)(f)	1.61	%(f)	1.59%	1.62%	1.52%	1.37%
Portfolio turnover rate	5%		11%		8%	9%	9%	12%

Cumulative Preferred Stock:
Auction Rate Series C Preferred(h)
Liquidation value, end of period (in 000’s)	—		—		—	$62,300	$62,300	$62,300
Total shares outstanding (in 000’s)	—		—		—	2	2	2
Liquidation preference per share	—		—		—	$25,000	$25,000	$25,000
Liquidation value (i)	—		—		—	$25,000	$25,000	$25,000
Asset coverage per share (j)	—		—		—	$115,370	$113,590	$116,432

Auction Rate Series E Preferred(k)
Liquidation value, end of period (in 000’s)	—		—		—	$27,700	$27,700	$27,700
Total shares outstanding (in 000’s)	—		—		—	1	1	1
Liquidation preference per share	—		—		—	$25,000	$25,000	$25,000
Liquidation value (i)	—		—		—	$25,000	$25,000	$25,000
Asset coverage per share (j)	—		—		—	$115,370	$113,590	$116,432

5.000% Series G Preferred
Liquidation value, end of period (in 000’s)	$59,806		$59,806		$60,745	$63,016	$65,060	$69,491
Total shares outstanding (in 000’s)	2,392		2,392		2,430	2,521	2,602	2,780
Liquidation preference per share	$25.00		$25.00		$25.00	$25.00	$25.00	$25.00
Average market value (l)	$20.50		$21.06		$22.07	$22.11	$23.59	$25.66
Asset coverage per share (j)	$169.06		$150.12		$140.75	$115.37	$113.59	$116.43

5.000% Series H Preferred
Liquidation value, end of period (in 000’s)	$94,502		$94,502		$96,049	$102,079	$103,195	$104,322
Total shares outstanding (in 000’s)	3,780		3,780		3,842	4,083	4,128	4,173
Liquidation preference per share	$25.00		$25.00		$25.00	$25.00	$25.00	$25.00
Average market value (l)	$20.55		$21.09		$22.10	$22.15	$23.58	$25.55
Asset coverage per share (j)	$169.06		$150.12		$140.75	$115.37	$113.59	$116.43

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Financial Highlights (Continued)

Selected data for a common share outstanding throughout each period:

	Six Months Ended June 30, 2026	Year Ended December 31,
	(Unaudited)	2025	2024	2023	2022	2021
5.450% Series J Preferred(m)
Liquidation value, end of period (in 000’s)	—	—	—	—	—	$80,000
Total shares outstanding (in 000’s)	—	—	—	—	—	3,200
Liquidation preference per share	—	—	—	—	—	$25.00
Average market value (l)	—	—	—	—	—	$26.03
Asset coverage per share (j)	—	—	—	—	—	$116.43

5.000% Series K Preferred
Liquidation value, end of period (in 000’s)	$90,556	$90,556	$92,942	$95,273	$98,243	$99,825
Total shares outstanding (in 000’s)	3,622	3,622	3,718	3,811	3,930	3,993
Liquidation preference per share	$25.00	$25.00	$25.00	$25.00	$25.00	$25.00
Average market value (l)	$20.68	$21.12	$22.10	$22.24	$23.70	$26.40
Asset coverage per share (j)	$169.06	$150.12	$140.75	$115.37	$113.59	$116.43

4.250% Series M Cumulative Preferred Shares
Liquidation value, end of period (in 000’s)	$68,550	$68,550	$68,550	$68,550	$68,550	$67,850
Total shares outstanding (in 000’s)	686	686	686	686	686	679
Liquidation preference per share	$100.00	$100.00	$100.00	$100.00	$100.00	$100.00
Average market value (l)	$100.00	$100.00	$100.00	$100.00	$100.00	$100.00
Asset coverage per share (j)	$676.24	$600.48	$563.00	$461.48	$454.36	$465.72

5.250% Series N Cumulative Preferred Shares(n)
Liquidation value, end of period (in 000’s)	—	—	$29,450	$14,775	—	—
Total shares outstanding (in 000’s)	—	—	295	148	—	—
Liquidation preference per share	—	—	$100.00	$100.00	—	—
Average market value (l)	—	—	$100.00	$100.00	—	—
Asset coverage per share (j)	—	—	$563.00	$461.48	—	—

5.200% Series Q Cumulative Preferred Shares
Liquidation value, end of period (in 000’s)	$40,539	$34,040	—	—	—	—
Total shares outstanding (in 000’s)	4,033	3,404	—	—	—	—
Liquidation preference per share	$10.00	$10.00	—	—	—	—
Average market value (l)	$10.00	$10.00	—	—	—	—
Asset coverage per share (j)	$67.62	$60.05	—	—	—	—
Asset Coverage (o)	676%	600%	563%	461%	454%	466%

†	Based on net asset value per share, adjusted for rights offering and reinvestment of distributions at net asset value on the ex-dividend dates and adjustments for the rights offering. Total return for a period of less than one year is not annualized.
††	Based on market value per share, adjusted for rights offering and reinvestment of distributions at prices determined under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.
*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Calculated based on average common shares outstanding on the record dates throughout the periods.
(b)	Amount represents less than $0.005 per share.
(c)	Annualized.
(d)	Ratio of operating expenses to average net assets including liquidation value of preferred shares before fee reductions for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023, 2022, and 2021 would have been 1.33%, 1.33%, 1.32%, 1.27%, 1.24%, and 1.10%, respectively.
(e)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the years ended December 31, 2025, 2024, 2023, 2022, and 2021, there was minimal impact on the expense ratios. For the six months ended June 30, 2026, the Fund did not have such credits.

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Financial Highlights (Continued)

(f)	The Fund had advisory fee reduction on unsupervised assets. For the six months ended June 30, 2026 and the fiscal year ended December 31, 2025 there was minimal impact on the expense ratios.
(g)	Ratio of operating expenses to average net assets including liquidation value of preferred shares net of fee reductions for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023, 2022, and 2021 would have been 1.33%, 1.33%, 1.31%, 1.27%, 1.20%, and 1.10%, respectively.
(h)	The Fund redeemed and retired all of the 2,492 shares of Series C Preferred Stock on June 26, 2024.
(i)	Since February 2008, the weekly auctions have failed. Holders that have submitted orders have not been able to sell any or all of their shares in the auction.
(j)	Asset coverage per share is calculated by combining all series of preferred stock.
(k)	The Fund redeemed and retired all of the 1,108 shares of Series E Preferred Stock on June 28, 2024.
(l)	Based on weekly prices.
(m)	The Fund redeemed and retired all of the 3,200,000 shares of Series J Preferred Stock on January 31, 2022.
(n)	The Fund redeemed and retired all of the 319,500 shares of Series N Preferred Stock on December 26, 2025.
(o)	Asset coverage is calculated by combining all series of preferred stock.

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Equity Trust Inc. (the Fund) was incorporated on May 20, 1986 in Maryland. The Fund is a diversified closed-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund commenced investment operations on August 21, 1986.

The Fund’s primary objective is long term growth of capital with income as a secondary objective. The Fund will invest at least 80% of its assets in equity securities under normal market conditions (the 80% Policy). The 80% Policy may be changed without stockholder approval. The Fund will provide stockholders with notice at least sixty days prior to the implementation of any changes in the 80% Policy.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Company’s Board of Trustees (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. The Board has designated the Adviser as the valuation designee (Valuation Designee) under Rule 2a-5. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Valuation Designee so determines, by such other method as the Valuation Designee shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Valuation Designee if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Valuation Designee determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Valuation Designee. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

Securities and assets for which market quotations are not readily available are fair valued as determined by the Valuation Designee. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 06/30/26
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Computer Software and Services	$49,113,446	$10	—	$49,113,456
Energy and Utilities	91,356,100	0	—	91,356,100
Health Care	79,098,650	—	$0	79,098,650
Real Estate	41,217,940	45,075	9	41,263,024
Telecommunications	36,968,159	—	0	36,968,159
Other Industries (b)	1,944,607,286	—	—	1,944,607,286
Total Common Stocks	2,242,361,581	45,085	9	2,242,406,675
Closed-End Funds	11,547,790	318,500	—	11,866,290
Preferred Stocks (b)	438,484	—	—	438,484
Mandatory Convertible Securities (b)	173,490	—	—	173,490
Rights (b)	—	35,000	—	35,000
Warrants (b)	68,058	—	—	68,058
Convertible Corporate Bonds (b)	—	213,750	—	213,750
U.S. Government Obligations	—	118,713,019	—	118,713,019
Investment Companies	11,635,779	—	—	11,635,779
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,266,225,182	$119,325,354	$9	$2,385,550,545

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

(a)	The inputs for these securities are not readily available and are derived based on the judgment of the Advisers according to procedures approved by the Board.
(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

At June 30, 2026, the total value of Level 3 investments for the Fund was less than 1% of total net assets.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in currencies options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. Therefore the Fund reflects derivative assets and liabilities any related collateral gross on the statement of assets and liabilities. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2026, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. As of June 30, 2026, the Fund had no open positions in futures contracts.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (CFTC). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (CEA), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund which permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

financial futures contracts). As a result, in the future the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Series M and Series Q Cumulative Preferred Stock. For financial reporting purposes only, the liquidation value of preferred stock that has a mandatory redemption date is classified as a liability within the Statement of Assets and Liabilities and the dividends paid on this preferred stock are included as a component of “Interest expense on preferred stock” within the Statement of Operations. Offering costs are amortized over the life of the preferred stock.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Stockholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2026, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than 4 basis points.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2026, the Fund held no restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends. The Fund owns real estate investment trusts (REITs), and the distributions received from REITs may be classified as dividends, capital gains, or return of capital.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee of 110% of the 90 day U.S. Treasury Bill rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

Distributions to Stockholders. Distributions to common stockholders are recorded on the ex-dividend date. Distributions to stockholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Under the Fund’s current common share distribution policy, the Fund declares and pays quarterly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Pursuant to this policy, distributions during the year may be made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Distributions to stockholders of the Fund’s 5.000% Series G Cumulative Preferred Stock, 5.000% Series H Cumulative Preferred Stock, 5.000% Series K Cumulative Preferred Stock, 4.250% Series M Cumulative Preferred Stock, and 5.200% Series Q Cumulative Preferred Stock (Preferred Stock) are recorded on a daily basis and are determined as described in Note 7.

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid during the year ended December 31, 2025 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$15,194,323	$1,222,987
Net long term capital gains	137,150,866	11,039,232
Return of capital	32,880,129	–
Total distributions paid	$185,225,318	$12,262,219

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2026:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$1,209,314,819	$1,252,944,355	$(76,708,629)	$1,176,235,726

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2026, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2026, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

Recent Accounting Pronouncement. During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendment enhances income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. During the reporting period, the Fund paid less than 1% in foreign or U.S. federal, state or local income taxes.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets including the liquidation value of preferred stock. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets, of the Fund with respect to which the Adviser transferred dispositive and voting control to the Fund’s Proxy Voting Committee. During the six months ended June 30, 2026, the Fund’s Proxy Voting

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

Committee exercised control and discretion over all rights to vote or consent, and exercised dispositive control, with respect to Bel Fuse Inc. and the Adviser reduced its fee with respect to such security by $17,692.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2026, other than short term securities, aggregated $127,384,467 and $115,775,274, respectively.

5. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2026, the Fund paid $5,118 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. Under the sub-administration agreement with the Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2026, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). During the six months ended June 30, 2026, the Fund accrued $87,864 in payroll expenses in the Statement of Operations.

The Fund pays retainer and per meeting fees to Independent Directors and certain Interested Directors, plus specified amounts to the Lead Director, Audit Committee Chairman, and Nominating Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

6. Line of Credit. The Fund participates in an unsecured line of credit, which expires on April 9, 2027 and may be renewed annually, of up to $200,000,000 under which it may borrow up to one-third of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended June 30, 2026, there were no borrowings under the line of credit.

7. Capital. The Fund’s Articles of Incorporation, as amended, permit the Fund to issue 437,024,900 shares of common stock (par value $0.001) and authorizes the Board to increase its authorized shares from time to time. The Board has authorized the repurchase of its shares on the open market when the shares are trading on the NYSE at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2026 and the years ended December 31, 2025, the Fund did not repurchase any shares of its common stock in the open market.

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of common stock were as follows:

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Increase in net assets from common shares issued in rights offering	31,119,670	$155,598,350	—	—
Net increase in net assets from common shares issued upon reinvestment of distributions	1,063,048	5,888,532	3,952,034	$22,437,587
Net increase	32,182,718	$161,486,882	3,952,034	$22,437,587

As of December 31, 2025, the Fund had an effective shelf registration statement authorizing the issuance of additional common or preferred stock. The Fund’s Articles of Incorporation, as amended, authorize the issuance of up to 32,966,659 shares of $0.001 par value Preferred Stock. The Preferred Stock is senior to the common stock and results in the financial leveraging of the common stock. Such leveraging tends to magnify both the risks and opportunities to common stockholders. Dividends on shares of the Preferred Stock are cumulative. The Fund is required by the 1940 Act and by the Fund’s Articles Supplementary to meet certain asset coverage tests with respect to the Preferred Stock. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series G, Series H, Series K, Series M, and Series Q Preferred Stock at redemption prices of $25, $25, $25, $100, and $10 respectively, per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common stockholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common stockholders.

On March 2, 2026, the Fund distributed one transferable right for each of the 311,196,702 common shares outstanding held on that date. Ten rights were required to purchase one additional common share at the subscription price of $5.50 per share. On April 1, 2026, the Board announced an updated subscription price of $5.00 per share and an extended expiration date of April 21, 2026. On April 28, 2026, the Fund issued 31,119,670 common shares receiving net proceeds of $154,998,350, after the deduction of estimated offering expenses of $600,000. The NAV of the Fund decreased by $0.08 per share on the day the additional shares were issued due to the additional shares being issued below NAV.

On December 17, 2021, January 31, 2022, and March 28, 2022, the Fund issued 678,500 shares, 5,000 shares, and 2,000 shares, respectively, of 4.25% Series M Cumulative Preferred Shares, receiving combined net proceeds of $67,745,574, after the deduction of combined offering expenses of $804,426. The Series M Preferred Shares have a liquidation value of $100 per share, and are callable at the Fund’s option at any time on or after March 26, 2027, and have a mandatory redemption date on March 26, 2032.

On January 31, 2022, the Fund redeemed and retired all Series J Preferred at the redemption price of $25.132465 per Series J Preferred, which was equal to the liquidation preference of $25.00 per share plus $0.132465 per share representing accumulated and unpaid dividends to the Redemption Date.

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

On December 28, 2023, February 29, 2024, June 26, 2024, and March 4, 2025, the Fund issued 147,750 shares, 190,500 shares, 11,750 shares, and 50,000 shares, respectively, of 5.25% Series N Preferred, receiving total net proceeds of $39,900,000 after the deduction of estimated offering expenses of $100,000. The Series N Preferred had a liquidation value of $100 per share, was puttable in the 60-day period ending June 26, 2025. On June 26, 2024, December 26, 2024, and June 26, 2025, shareholders put 25,500, 30,000, and 25,000 Series N Preferred shares, respectively, at the liquidation preference of $100 per share. On December 26, 2025, the Fund redeemed all outstanding Series N Preferred at the liquidation preference of $100 per share.

On December 26, 2025, January 7, 2026, January 23, 2026, April 20, 2026, April 28, 2026, May 18, 2026, and June 26, 2026, the Fund issued 3,404,000 shares, 230,000 shares, 19,922 shares, 240,000 shares, 20,000 shares, 200,000 shares, and 370,000 shares, respectively, of 5.20% Series Q Preferred at a liquidation preference of $10 per share. On June 26, 2026, 430,000 shares of Series Q Preferred were put back to the Fund at the liquidation preference of $10 per share. The Series Q Preferred are puttable in each 60-day period ending December 26, 2026, June 26, 2027, December 26, 2027, and June 26, 2028, and are subject to mandatory redemption on December 26, 2028.

For Series C and Series E Preferred Stock the dividend rates, as set by the auction process that was generally held every seven days, were expected to vary with short term interest rates. Since February 2008, the number of shares of Series C and Series E Preferred Stock subject to bid orders by potential holders had been less than the number of shares of Series C and Series E Preferred Stock subject to sell orders. Holders that submitted sell orders had not been able to sell any or all of the Series C and Series E Preferred Stock for which they submitted sell orders. Therefore, the weekly auctions failed, and the dividend rate had been the maximum rate. For Series C and Series E Preferred Stock, the maximum auction rate is 175% of the “AA” Financial Composite Commercial Paper Rate. On January 5, 2024, the Fund concluded a tender offer for the Series C and Series E Preferred Stock. Shareholders tendered 2,435 shares of Series C Preferred and 894 shares of Series E Preferred, at the Purchase Prices of $22,500 per share plus accrued and unpaid dividends. On June 26, 2024, and June 28, 2024, the Fund redeemed all Series C Preferred Stock and Series E Preferred Stock, respectively, at the redemption prices of $25,000 per share.

The Fund may redeem at any time, in whole or in part, the Series G, Series H and Series K Preferred Stock and may redeem the Series M Preferred at any time after March 26, 2027, and may redeem the Series Q Preferred at any time after December 26, 2026, at their liquidation prices plus any accrued and unpaid dividends. In addition, the Board has authorized the repurchase of the Series G, Series H, and Series K Preferred Stock in the open market at a price less than the $25 liquidation value per share. During the year ended December 31, 2025, the Fund repurchased 37,577 Series G Preferred, 61,881 Series H Preferred, and 95,450 Series K Preferred, at discounts of 16.9%, 16.8%, and 16.0%, respectively, from their liquidation preferences of $25 per share.

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

The following table summarizes Cumulative Preferred Stock information:

Series	Issue Date	Authorized	Number of Shares Outstanding at 6/30/2026	Net Proceeds	2026 Dividend Rate Range	Dividend Rate at 6/30/2026	Accrued Dividends at 6/30/2026
G 5.000%	August 1, 2012	2,894,317	2,392,242	$69,407,417	Fixed Rate	5.000%	$33,226
H 5.000%	September 28, 2012	3,806,104	3,780,097	100,865,695	Fixed Rate	5.000%	52,502
K 5.000%	December 16, 2019	3,623,320	3,622,220	96,525,000	Fixed Rate	5.000%	50,307
M 4.250%	Various	1,000,000	685,500	67,745,574	Fixed Rate	4.250%	32,370
Q 5.200%	December 26, 2025	8,000,000	4,033,422	34,040,000	Fixed Rate	5.200%	3,339

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of stockholders of the Fund and will vote together with holders of common stock as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Directors and, under certain circumstances, are entitled to elect a majority of the Board of Directors. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred stock, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

8. Transactions in Securities of Affiliated Issuers. The Fund may invest in affiliated investment companies, including affiliated money market funds, affiliate mutual funds, and affiliated exchange-traded funds. A summary of the Fund’s transactions in the securities of these issuers during the six months ended June 30, 2026 is set forth below:

	Market Value at December 31, 2025	Purchases	Sales Proceeds	Realized Loss	Change In Unrealized Depreciation	Market Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Percent Owned of Shares
Gabelli Financial Services Opportunities ETF*	$—	$12,235,445	$—	$—	$(599,666)	$11,635,779	264,363	$—	—

*	Security was not held at December 31, 2025.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in ASC Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (NYSE) that, as of May 19, 2026, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

Shareholder Meeting – May 11, 2026 – Final Results

The Fund’s Annual Meeting of Stockholders was held on May 11, 2026. At that meeting, common and preferred stockholders, voting together as a single class, re-elected Laura Linehan and Salvatore J. Zizza as Directors of the Fund, with 222,489,719 votes and 218,018,976 votes cast in favor of these Directors, and 7,177,910 votes and 11,648,653 votes withheld for these Directors, respectively, and elected Anthonie C. van Ekris as a Director of the Fund, with 221,994,206 votes cast for this Director and 7,673,423 votes withheld for this Director.

In addition, preferred stockholders, voting as a separate class, re-elected Frank J. Fahrenkopf, Jr. as a Director of the Fund, with 8,739,971 votes cast in favor of this Director and 778,956 votes withheld for this Director.

Mario J. Gabelli, Elizabeth C. Bogan, James P. Conn, Michael Ferrantino, Leslie F. Foley, William F. Heitmann, Agnes Mullady, and Eileen Cheigh Nakamura continue to serve in their capacities as Directors of the Fund.

We thank you for your participation and appreciate your continued support.

THE GABELLI EQUITY TRUST INC.

AND YOUR PERSONAL PRIVACY

Who are we?

The Gabelli Equity Trust Inc. is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company that has subsidiaries that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us. This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

THE GABELLI EQUITY TRUST INC.

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management, Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

Howard F. Ward, CFA, joined Gabelli Funds in 1995 and currently serves as GAMCO’s Chief Investment Officer of Growth Equities as well as a Gabelli Funds, LLC portfolio manager for several funds within the Fund Complex. Prior to joining Gabelli, Mr. Ward served as Managing Director and Lead Portfolio Manager for several Scudder mutual funds. He also was an Investment Officer in the Institutional Investment Department with Brown Brothers, Harriman & Co. Mr. Ward received his BA in Economics from Northwestern University.

Robert D. Leininger, CFA, joined GAMCO Investors, Inc. in 1993 as an equity analyst. Subsequently, he was a partner and portfolio manager at Rorer Asset Management before rejoining GAMCO in 2010 where he currently serves as a portfolio manager of Gabelli Funds, LLC. Mr. Leininger is a magna cum laude graduate of Amherst College with a degree in Economics and holds an MBA degree from the Wharton School at the University of Pennsylvania.

Daniel M. Miller currently serves as a portfolio manager of Gabelli Funds, LLC and is also a Managing Director of GAMCO Investors, Inc. Mr. Miller joined the Firm in 2002 and graduated magna cum laude with a degree in Finance from the University of Miami in Coral Gables, Florida.

Ian Lapey joined Gabelli in October 2018 as a portfolio manager. Prior to joining Gabelli, Mr. Lapey was a research analyst and partner at Moerus Capital Management LLC. Prior to joining Moerus, he was a partner, research analyst, and a portfolio manager at Third Avenue Management. Mr. Lapey holds an MBA degree in Finance and Statistics from the Stern School of Business at New York University. He also holds a Master’s degree in Accounting from Northeastern University and a BA in Economics from Williams College.

Ashish Sinha joined GAMCO UK in 2012 as a research analyst. Prior to joining the Firm, Mr. Sinha was a research analyst at Morgan Stanley in London for seven years and has covered European Technology, Mid-Caps, and Business Services. He also worked in planning and strategy at Birla Sun Life Insurance in India. Currently Mr. Sinha is a portfolio manager of Gabelli Funds, LLC and an Assistant Vice President of GAMCO Asset Management UK. Mr. Sinha has a BSBA degree from the Institute of Management Studies and an MB from IIFT.

Gustavo Pifano joined the Firm in 2008 and is based in London. He serves as an assistant vice president of research and covers the industrial and consumer sectors with a focus on small-cap stocks. Gustavo is a member of the risk management group and responsible for the Firm’s UK compliance oversight and AML reporting functions. Gustavo holds a BBA in Finance from University of Miami and an MBA degree from University of Oxford Said Business School.

Hendi Susanto joined Gabelli in 2007 as the lead technology research analyst. He spent his early career in supply chain management consulting and operations in the technology industry. He currently is a portfolio manager of Gabelli Funds, LLC and a Vice President of Associated Capital Group, Inc. Mr. Susanto received a BS degree summa cum laude from the University of Minnesota, an MS from Massachusetts Institute of Technology, and an MBA degree from the Wharton School of Business.

Joseph Gabelli rejoined GAMCO Investors, Inc. in 2018 after serving as a data strategy consultant for Alt/S, an early stage Boston based healthcare, media, and marketing analytics firm, beginning in July 2017. From 2008 until June 2017, he served as an equity research analyst covering the global food and beverage industry for GAMCO Investors, Inc. and its affiliate, Associated Capital Group. He began his investment career at Integrity Capital Management, a Boston based equity hedge fund, where he focused on researching small and micro-cap companies in the technology, healthcare, and consumer discretionary sectors. Mr. Gabelli holds a BA from Boston College and an MBA degree from Columbia Business School, where he graduated with Dean’s Honors and Distinction.

Macrae (Mac) Sykes joined the Firm in 2008 as an analyst focused on financial services. He was ranked #1 investment services analyst by the Wall Street Journal in 2010, was a runner-up in the annual StarMine analyst awards for stock picking in 2014 and 2018, and received several honorable mentions for coverage of brokers and asset managers from Institutional Investor. In 2018, Mac was a contributing author to The Warren Buffet Shareholder: Stories from inside the Berkshire Hathaway Annual Meeting edited by Lawrence Cunningham and Stephen Cuba. Mac holds a BA in Economics from Hamilton College and an MBA degree in Finance from Columbia Business School.

Daniel Barasa, joined Gabelli Funds in 2022 as an analyst covering the pharmaceuticals, insurance, value-based care and life sciences (CROs) industries. Previously, he worked as an actuary at Cigna and New York Life. Mr. Barasa graduated summa cum laude from Berea College with a BA in Economics and Mathematics and holds an MBA from Harvard Business School. He is also a Fellow of the Society of Actuaries and a member of the American Academy of Actuaries.

Lieutenant Colonel Tony Bancroft, United States Marine Corps Reserve, joined the Firm in 2009 as an associate in the alternative investments division and is currently an analyst covering the aerospace and defense and environmental services sectors, with a focus on suppliers to the commercial, military, and regional jet aircraft industry and waste services. He previously served in the United States Marine Corps as an F/A-18 Hornet fighter pilot. Tony graduated with distinction from the United States Naval Academy with a BS in systems engineering and holds an MBA in finance and economics from Columbia Business School.

Sergey Dluzhevskiy, CFA, CPA, joined G.research, LLC in 2005 as a research analyst covering the North American telecommunications industry. Currently, he continues to specialize in the industry and also serves as a portfolio manager of Gabelli Funds, LLC and the Fund. Prior to joining Gabelli, Mr. Dluzhevskiy was a senior accountant at Deloitte. He received his undergraduate degree from Case Western Reserve University and an MBA at the Wharton School of the University of Pennsylvania.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGABX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

Elizabeth C. Bogan
Former Senior Lecturer
in Economics,
Princeton University

James P. Conn
Former Managing Director &
Chief Investment Officer,
Financial Security Assurance
Holdings LTD.

Frank J. Fahrenkopf, Jr.
Former President & Chief
Executive Officer,
American Gaming Association

Michael J. Ferrantino
Chief Executive Officer,
InterEx, Inc.

Leslie F. Foley
Attorney

William F. Heitmann
Former Senior Vice President
of Finance,
Verizon Communications, Inc.

Laura Linehan
Former Portfolio Manager,
Gabelli Funds, LLC

Agnes Mullady
Former Senior Vice President,
GAMCO Investors Inc.

Eileen Cheigh Nakamura
Former Vice President,
Pfizer, Inc.

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

Laurissa M. Martire
Vice President & Ombudsman

Carter W. Austin
Vice President

David I. Schachter
Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

CUSTODIAN

The Bank of New York Mellon

COUNSEL

Willkie Farr & Gallagher LLP

TRANSFER AGENT AND
REGISTRAR

Computershare Trust Company, N.A.

GAB Q2/2026

GABELLI
FUNDS

THE GABELLI EQUITY TRUST INC.

GAB

Semiannual Report
June 30, 2026

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At its meeting on February 11, 2026, the Board of Directors (Board) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors who are not interested persons of the Fund (the Independent Board Members). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Investment Performance of the Fund and Adviser.

The Independent Board Members considered the short- and long-term investment performance for the Fund over various periods of time as compared with relevant equity indices and the performance of other closed-end funds included in the Lipper peer category. The Board noted that the Fund’s total return performance was above the average of a select group of peers for the one- and ten-year periods, at the median for the five-year period and below the average for the three year period ended December 31, 2025. The Independent Board Members concluded that the Adviser was delivering satisfactory performance results consistent with the investment strategies being pursued by the Fund and disclosed to investors.

Costs of Services and Profits Realized by the Adviser.

(a) Costs of Services to Fund: Fees and Expenses. The Independent Board Members considered the Fund’s advisory fee rate and expense ratio relative to industry averages for the Fund’s peer group category and the advisory fees charged by the Adviser and its affiliates to other fund and non-fund clients. The Independent Board Members considered the Adviser’s fee structure as compared to that of the Adviser’s affiliate, GAMCO, for services provided to institutional and high net worth accounts and in connection with sub-advisory arrangements, noting that the service level for GAMCO accounts and sub-advisory relationships is materially different than the services provided by the Adviser to its registered funds and investors in such funds, which is reflected in the difference in fee structure. The Independent Board Members noted that the mix of services under the Advisory Agreement is more extensive than those under the advisory agreements for non-fund clients. The Independent Board Members noted that the other non-advisory expenses paid by the Fund are below the average and median for the Fund’s peer group category and above the average and the median for a select group of peers, and that management fee, gross advisory fee and total expenses were above the average and median of the peer group range and a select group of peers. They took note of the fact that the use of leverage impacts comparative expenses to peer funds, not all of which utilize leverage. The Independent Board Members concluded that the advisory fee is not excessive based upon the qualifications, experience, reputation, and performance of the Adviser and the other factors considered.

(b) Profitability and Costs of Services to Adviser. The Independent Board Members considered the Adviser’s overall profitability and costs. The Independent Board Members referred to the Board Materials for the pro forma income statements for the Adviser and the Fund for the period ended December 31, 2025. They noted the pro forma estimates of the Adviser’s profitability and costs attributable to the Fund. The Independent Board Members also considered whether the amount of profit is a fair entrepreneurial profit for the management of the Fund and noted that the Adviser has continued to increase its resources devoted to Fund matters, including portfolio management resources, in response to regulatory requirements and new or enhanced Fund policies and procedures. The Independent Board Members concluded that the profitability to the Adviser of managing the Fund was not excessive.

Extent of Economies of Scale as Fund Grows.

The Independent Board Members considered whether there have been economies of scale with respect to the management of the Fund and whether the Fund has appropriately benefited from any economies of scale. The Independent Board Members noted that, although the ability of the Fund to realize economies of scale through growth is more limited than for an open-end fund, economies of scale may develop for certain funds as their assets increase and their fund-level expenses decline as a percentage of assets, but that fund-level economies of scale may not necessarily result in Adviser-level economies of scale. The Independent Board Members were aware that economies can be shared through an adviser’s investment in its fund advisory business and noted the Adviser’s increase in personnel and resources devoted to the Fund Complex in recent years, which could benefit the Fund.

Whether Fee Levels Reflect Economies of Scale.

The Independent Board Members also considered whether the advisory fee rate is reasonable in relation to the asset size of the Fund and any economies of scale that may exist, and concluded that the Fund’s current fee schedule (without breakpoints) was considered reasonable, particularly in light of the Fund’s performance over time.

Other Relevant Considerations.

(a) Adviser Personnel and Methods. The Independent Board Members considered the size, education, and experience of the Adviser’s staff, the Adviser’s fundamental research capabilities, and the Adviser’s approach to recruiting, training, and retaining portfolio managers and other research and management personnel, and concluded that, in each of these areas, the Adviser was structured in such a way to support the high level of services being provided to the Fund.

(b) Other Benefits to the Adviser. The Independent Board Members also considered the character and amount of other incidental benefits received by the Adviser and its affiliates from their association with the Fund. The Independent Board Members considered the brokerage commissions paid to an affiliate of the Adviser. The Independent Board Members concluded that potential “fall-out” benefits that the Adviser and its affiliates may receive, such as brokerage commissions paid to an affiliated broker, greater name recognition, or increased ability to obtain research services, appear to be reasonable and may in some cases benefit the Fund.

Conclusions

In considering the Advisory Agreement, the Independent Board Members did not identify any factor as all-important or all-controlling, and instead considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, it was the judgment of the Independent Board Members that stockholders had received satisfactory absolute and relative performance over time consistent with the investment strategies being pursued by the Fund at reasonable fees and, therefore, continuation of the Advisory Agreement was in the best interests of the Fund and its stockholders. As a part of its decision making process, the Independent Board Members noted that the Adviser has managed the Fund since its inception, and the Independent Board Members believe that a long term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Independent Board Members considered, generally, that stockholders invested in the Fund knowing that the Adviser managed the Fund and knowing its investment advisory fee. As such, the Independent Board Members considered, in particular, whether the Adviser managed the Fund in accordance with its investment objectives and policies as disclosed to stockholders. The Independent Board Members concluded that the Fund was managed by the Adviser in a manner consistent with its investment objectives and policies. The Independent Board Members also confirmed that they were satisfied with the information provided by the Adviser, that it included all information the Independent Board Members believed was necessary to evaluate the terms of the Advisory Agreement, and that the Independent Board Members were satisfied that any questions they had were appropriately addressed. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the nature and quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Effective April 1, 2026, Sergey Dluzhevskiy, CFA, became a portfolio manager of the Fund. He joined Gabelli Funds in 2005 after receiving an M.B.A. at the Wharton School of the University of Pennsylvania. Previously, he was a senior accountant at Deloitte. Mr. Dluzhevskiy received his undergraduate degree from Case Western Reserve University.

MANAGEMENT OF OTHER ACCOUNTS

The table below shows the number of other accounts managed by Mr. Dluzhevskiy and the total assets in each of the following categories: registered investment companies, other paid investment vehicles and other accounts as of December 31, 2025. For each category, the table also shows the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on account performance.

Name of Portfolio Manager	Type of accounts	Total # managed	Total assets	No. of Accounts where Advisory Fee is Based on Performance	Total Assets with Advisory Fee Based on Performance
Sergey Dluzhevskiy, CFA	Registered Investment Companies	3	$1.8 billion	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other accounts	9	$2.1 million	0	$0

POTENTIAL CONFLICTS OF INTEREST

As reflected above, the Portfolio Managers manage accounts in addition to the Trust. Actual or apparent conflicts of interest may arise when a Portfolio Manager also has day-to-day management responsibilities with respect to one or more other accounts. These potential conflicts include:

ALLOCATION OF LIMITED TIME AND ATTENTION. As indicated above, the Portfolio Managers manage multiple accounts. As a result, they will not be able to devote all of their time to the management of the Trust. The Portfolio Managers, therefore, may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he/she were to devote all of their attention to the management of only the Trust.

ALLOCATION OF LIMITED INVESTMENT OPPORTUNITIES. As indicated above, the Portfolio Managers manage managed accounts with investment strategies and/or policies that are similar to the Fund. In these cases, if the Portfolio Manager identifies an investment opportunity that may be suitable for multiple accounts, a fund may not be able to take full advantage of that opportunity because the opportunity may be allocated among all or many of these accounts or other accounts managed primarily by other Portfolio Managers of the Adviser, and their affiliates. In addition, in the event a Portfolio Manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions.

SELECTION OF BROKER/DEALERS. Because of Mr. Gabelli’s indirect majority ownership interest in G.research, LLC, he may have an incentive to use G.research to execute portfolio transactions for a Fund.

PURSUIT OF DIFFERING STRATEGIES. At times, the Portfolio Managers may determine that an investment opportunity may be appropriate for only some of the accounts for which he/she exercises investment responsibility, or may decide that certain of the funds or accounts should take differing positions with respect to a particular security. In these cases, the Portfolio Manager may execute differing or opposite transactions for one or more accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment of one or more other accounts.

VARIATION IN COMPENSATION. A conflict of interest may arise where the financial or other benefits available to the Portfolio Manager differs among the accounts that he/she manages. If the structure of the Adviser’s management fee or the Portfolio Manager’s compensation differs among accounts (such as where certain accounts pay higher management fees or performance-based management fees), the Portfolio Manager may be motivated to favor certain accounts over others. The Portfolio Manager also may be motivated to favor accounts in which they have an investment interest, or in which the Adviser, or their affiliates have investment interests. Similarly, the desire to maintain assets under management or to enhance a Portfolio Manager’s performance record or to derive other rewards, financial or otherwise, could influence the Portfolio Manager in affording preferential treatment to those accounts that could most significantly benefit the Portfolio Manager. For example, as reflected above, if the Portfolio Manager manages accounts which have performance fee arrangements, certain portions of their compensation will depend on the achievement of performance milestones on those accounts. The Portfolio Manager could be incented to afford preferential treatment to those accounts and thereby be subject to a potential conflict of interest.

The Adviser, and the Funds have adopted compliance policies and procedures that are designed to address the various conflicts of interest that may arise for the Adviser and their staff members. However, there is no guarantee that such policies and procedures will be able to detect and prevent every situation in which an actual or potential conflict may arise.

COMPENSATION STRUCTURE FOR THE PORTFOLIO MANAGERS OTHER THAN MR. GABELLI

The compensation for the Portfolio Managers other than Mr. Gabelli for the Trust is structured to enable the Adviser to attract and retain highly qualified professionals in a competitive environment. The Portfolio Managers other than Mr. Gabelli receive a compensation package that includes a minimum draw or base salary, equity-based incentive compensation via awards of restricted stock, and incentive based variable compensation based on a percentage of net revenue received by the Adviser for managing the Trust to the extent that the amount exceeds a minimum level of compensation. Net revenues are determined by deducting from gross investment management fees certain of the firm’s expenses (other than the Portfolio Managers’ compensation) allocable to the Trust (the incentive-based variable compensation for managing other accounts is also based on a percentage of net revenues to the investment adviser for managing the account). This method of compensation is based on the premise that superior long-term performance in managing a portfolio should be rewarded with higher compensation as a result of growth of assets through appreciation and net investment activity. The level of equity-based incentive and incentive-based variable compensation is based on an evaluation by the Adviser’s parent, GAMI, of quantitative and qualitative performance evaluation criteria. This evaluation takes into account, in a broad sense, the performance of the accounts managed by the Portfolio Managers, but the level of compensation is not determined with specific reference to the performance of any account against any specific benchmark. Generally, greater consideration is given to the performance of larger accounts and to longer term performance over smaller accounts and short-term performance.

OWNERSHIP OF SHARES IN THE FUND

Sergey Dluzhevskiy owned $0 of shares of the Fund as of June 30, 2026.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

(a)	Provide the information specified in the table with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser” as defined in Rule 10b-18(a)(3) under the Exchange Act (17CFR 240-10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/2026 through 01/31/2026	Common – N/A Preferred Series K – N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series M – N/A Preferred Series Q – N/A	Common – N/A Preferred Series K – N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series M – N/A Preferred Series Q – N/A	Common – N/A Preferred Series K – N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series M – N/A Preferred Series Q – N/A	Common – 311,196,702 Preferred Series K – 3,622,220 Preferred Series G – 2,392,242 Preferred Series H – 3,780,097 Preferred Series M – 685,500 Preferred Series Q – 4,113,922
Month #2 02/01/2026 through 02/28/2026	Common – N/A Preferred Series K – N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series M – N/A Preferred Series Q – N/A	Common – N/A Preferred Series K – N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series M – N/A Preferred Series Q – N/A	Common – N/A Preferred Series K – N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series M – N/A Preferred Series Q – N/A	Common – 311,196,702 Preferred Series K – 3,622,220 Preferred Series G – 2,392,242 Preferred Series H – 3,780,097 Preferred Series M – 685,500 Preferred Series Q – 4,113,922

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #3 03/01/2026 through 03/31/2026	Common – N/A Preferred Series K – N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series M – N/A Preferred Series Q – N/A	Common – N/A Preferred Series K – N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series M – N/A Preferred Series Q – N/A	Common – N/A Preferred Series K – N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series M – N/A Preferred Series Q – N/A	Common – 312,259,750 Preferred Series K – 3,622,220 Preferred Series G – 2,392,242 Preferred Series H – 3,780,097 Preferred Series M – 685,500 Preferred Series Q – 4,113,922
Month #4 04/01/2026 through 04/30/2026	Common – N/A Preferred Series K – N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series M – N/A Preferred Series Q – N/A	Common – N/A Preferred Series K – N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series M – N/A Preferred Series Q – N/A	Common – N/A Preferred Series K – N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series M – N/A Preferred Series Q – N/A	Common – 343,379,420 Preferred Series K – 3,622,220 Preferred Series G – 2,392,242 Preferred Series H – 3,780,097 Preferred Series M – 685,500 Preferred Series Q – 4,113,922
Month #5 05/01/2026 through 05/31/2026	Common – N/A Preferred Series K – N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series M – N/A Preferred Series Q – N/A	Common – N/A Preferred Series K – N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series M – N/A Preferred Series Q – N/A	Common – N/A Preferred Series K – N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series M – N/A Preferred Series Q – N/A	Common – 343,379,420 Preferred Series K – 3,622,220 Preferred Series G – 2,392,242 Preferred Series H – 3,780,097 Preferred Series M – 685,500 Preferred Series Q – 4,113,922

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #6 06/01/2026 through 06/30/2026	Common – N/A Preferred Series K – N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series M – N/A Preferred Series Q – N/A	Common – N/A Preferred Series K – N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series M – N/A Preferred Series Q – N/A	Common – N/A Preferred Series K – N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series M – N/A Preferred Series Q – N/A	Common – 343,379,420 Preferred Series K – 3,622,220 Preferred Series G – 2,392,242 Preferred Series H – 3,780,097 Preferred Series M – 685,500 Preferred Series Q – 4,113,922
Total	Common – N/A Preferred Series K – N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series M – N/A Preferred Series Q – N/A	Common – N/A Preferred Series K – N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series M – N/A Preferred Series Q – N/A	Common – N/A Preferred Series K – N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series M – N/A Preferred Series Q – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs semiannually in the Fund’s shareholder reports in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 10% or more from the net asset value of the shares. Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to their respective liquidation values.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.

d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.

e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	If the registrant is a closed-end management investment company, provide the following dollar amounts of income and fees/compensation related to the securities lending activities of the registrant during its most recent fiscal year:

(1)	Gross income from securities lending activities; $0

(2)	All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (“revenue split”); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees; $0

(3)	The aggregate fees/compensation disclosed pursuant to paragraph (2); $0 and

(4)	Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)). $0

(b)	If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrant’s most recent fiscal year. N/A

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Equity Trust Inc.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 8, 2026

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 8, 2026

*	Print the name and title of each signing officer under his or her signature.